INDEPENDENCE ONE
MUTUAL FUNDS

5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7010

INVESTMENT ADVISER
Michigan National Bank
27777 Inkster Road
Mail Code 10-52
Farmington Hills, Michigan 48333-9065

SUB-ADVISER
Sosnoff Sheridan Corporation
440 South LaSalle Street
Suite 2301
Chicago, Illinois 60605

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779

CUSTODIAN
Michigan National Bank
27777 Inkster Road
Mail Code 10-30
Farmington Hills, Michigan 48333-9065

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
Federated Shareholder
Services Company
P.O. Box 8600
Boston, Massachusetts 02266-8600

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
One Mellon Bank Center
Pittsburgh, Pennsylvania 15219



INDEPENDENCE ONE(R)
EQUITY PLUS FUND
(DISTRIBUTED BY FEDERATED SECURITIES CORP.)

SEMI-ANNUAL REPORT
TO SHAREHOLDERS
OCTOBER 31, 1998



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[LOGO OF MICHIGAN NATIONAL BANK]
Investment Adviser

G01200-06 (12/98) [recycled logo]



PRESIDENT'S MESSAGE
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Dear Investor:

I am pleased to present the Semi-Annual Report of Independence One Equity Plus Fund which covers the six-month period from May 1, 1998 through October 31, 1998. Inside, you'll find complete financial information for the fund-- beginning with the portfolio manager's discussion, followed by a listing of fund holdings and the financial statements.

Your money is at work where it has the ability to grow over time--in a diversified portfolio of high-quality stocks that include many household names like American Express, Avon, AT&T, Brunswick, Ford, Chrysler, Coca-Cola, Disney, DuPont, Hewlett Packard, IBM, Intel, Johnson & Johnson, McDonald's, Merck, Microsoft, Ralston Purina, and Wal-Mart.

In a very volatile environment for stocks that saw stock prices experience a broad decline, the fund produced a six-month total return of 0.55%*. While stock prices fluctuated considerably, the fund's net asset value began and ended the period at the same amount--$18.24. The fund also paid income distributions totaling $0.10 per share. The fund ended the reporting period with $209.6 million in assets.

In addition, the fund achieved a 5-star (*****) overall rating by Morningstar out of 2,678 domestic equity funds as of September 30, 1998.** This is Morningstar's highest rating for risk-adjusted fund performance, and places the fund in the top 10% of its category.

Thank you for selecting Independence One Equity Plus Fund to pursue the long-term performance potential of stocks. We look forward to keeping you informed about the progress of your investment.

Sincerely,

/s/ Edward C. Gonzales
Edward C. Gonzales
President
December 15, 1998

*Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
**Morningstar proprietary ratings reflect risk-adjusted performance through 9/30/98. They are subject to change every month. Ratings are calculated from the funds' 3-, 5-, and 10-year average annual returns in excess of 90-day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day T-bill returns. The top 10% of funds in a rating universe receive 5 stars; the next 22.5% receive 4 stars; the middle 35% receive 3 stars; the next 22.5% receive 2 stars and the bottom 10% receive 1 star. The fund's 3- year rating was: 5-stars (*****) out of 2,678 domestic equity funds as of 9/30/98.


INVESTMENT REVIEW
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Q What are your comments on what was a very volatile period for stocks?


A The international markets have gone through a tremendous period of volatility. This volatility has been brought on by the collapse of the
Russian economy and stock market, coupled with the turmoil with other foreign markets, especially Japan. During the reporting period, earnings forecasts for U.S. corporations fell as well and, thus, all established equity markets fell at least 10%. Relatively speaking, the Independence One Equity Plus Fund performed very well. Its focus on large-cap stocks enabled it to outperform most stock market indices during this very volatile period.


Q What was the total return of Independence One Equity Plus Fund for the six-month period ended October 31, 1998, compared to its benchmark?

A The total return for the Independence One Equity Plus Fund for the six-month period ended October 31, 1998 was up .55%.* During the same period the Standard & Poor's 100 Composite Price Index ("S&P 100")** was up .82%.

Q What were the fund's top 10 holdings at the end of the period?


A

                 COMPANY             % OF PORTFOLIO
                 -------             --------------
     General Electric Co.                6.855
     Microsoft Corporation               6.273
     Exxon Corporation                   4.193
     Coca Cola Company                   4.016
     Merck & Company, Inc.               3.888
     Wal-Mart Stores, Inc.               3.727
     Intel Corporation                   3.634
     International Business Machines     3.366
     AT&T Corporation                    2.713
     Bristol-Myers Squibb Co.            2.646


Q As we reach the end of a very turbulent period for stocks, what is your outlook, and on what sectors are you focusing?

A It is expected that the volatility will continue as the global equity markets react to various international events. Since the Independence One
Equity Plus Fund invests in stocks that make up the S&P 100 Index, we do not focus on any sectors in particular.

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
** Standard & Poor's 100  Composite  Stock Index is a composite  index of common stocks in industry, transportation, and financial and public utility companies and can be used to compare the total returns of funds whose portfolios are invested primarily in common stocks. This index is unmanaged and investments cannot be made in an index. Standard & Poor's(R), "S&P(R)", and "S&P 100(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Independence One Equity Plus Fund. The Fund is not sponsored, endorsed, sold or promoted by or affiliated with Standard & Poor's.


INDEPENDENCE ONE EQUITY PLUS FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

   SHARES                                             VALUE
 ---------- ------------------------------------   ------------
 COMMON STOCKS--96.6%
 -----------------------------------------------
            AEROSPACE & DEFENSE--2.3%
            ------------------------------------
     50,905 Boeing Co.                             $  1,908,937
            ------------------------------------
      6,367 General Dynamics Corp.                      376,847
            ------------------------------------
     17,070 Raytheon Co., Class B                       991,127
            ------------------------------------
      9,901 Rockwell International Corp.                406,560
            ------------------------------------
     11,564 United Technologies Corp.                 1,101,471
            ------------------------------------   ------------
            Total                                     4,784,942
            ------------------------------------   ------------
            AUTOMOTIVE--3.3%
            ------------------------------------
     32,522 Chrysler Corp.                            1,565,121
            ------------------------------------
     61,114 Ford Motor Co.                            3,315,434
            ------------------------------------
     33,675 General Motors Corp.                      2,123,630
            ------------------------------------   ------------
            Total                                     7,004,185
            ------------------------------------   ------------
            BANKING--3.8%
            ------------------------------------
     87,184 BankAmerica Corp.                         5,007,631
            ------------------------------------
     58,800 Bank One Corp.                            2,873,850
            ------------------------------------   ------------
            Total                                     7,881,481
            ------------------------------------   ------------
            CAPITAL GOODS--0.8%
            ------------------------------------
     10,639 Homestake Mining Co.                        126,338
            ------------------------------------
     20,382 Minnesota Mining & Manufacturing Co.      1,630,560
            ------------------------------------   ------------
            Total                                     1,756,898
            ------------------------------------   ------------
            CHEMICALS--2.7%
            ------------------------------------
     11,342 Dow Chemical Co.                          1,061,895
            ------------------------------------
     56,857 Du Pont (E.I.) de Nemours & Co.           3,269,277
            ------------------------------------
      3,686 Mallinckrodt, Inc.                          105,051
            ------------------------------------
     30,176 Monsanto Co.                              1,225,900
            ------------------------------------   ------------
            Total                                     5,662,123
            ------------------------------------   ------------


INDEPENDENCE ONE EQUITY PLUS FUND
--------------------------------------------------------------------------------

   SHARES                                              VALUE
 ---------- -------------------------------------   ------------
 COMMON STOCKS--CONTINUED
 ------------------------------------------------
            COMMERCIAL--1.4%
            -------------------------------------
     55,446 Ameritech Corp.                         $  2,990,619
            -------------------------------------   ------------
            COMPUTERS--14.6%
            -------------------------------------
      3,660 (a)Ceridian Corp.                            209,992
            -------------------------------------
     77,312 (a)Cisco Systems, Inc.                     4,870,624
            -------------------------------------
      7,855 (a)Computer Sciences Corp.                   414,351
            -------------------------------------
     52,188 Hewlett-Packard Co.                        3,141,065
            -------------------------------------
     47,506 International Business Machines Corp.      7,051,672
            -------------------------------------
    124,147 (a)Microsoft Corp.                        13,144,064
            -------------------------------------
     49,046 (a)Oracle Corp.                            1,449,922
            -------------------------------------
     12,666 (a)Unisys Corp.                              337,232
            -------------------------------------   ------------
            Total                                     30,618,922
            -------------------------------------   ------------
            CONSUMER--1.0%
            -------------------------------------
     23,234 American Express Co.                       2,053,305
            -------------------------------------   ------------
            ELECTRIC--0.6%
            -------------------------------------
     12,414 Entergy Corp.                                356,902
            -------------------------------------
     35,136 Southern Co.                                 990,396
            -------------------------------------   ------------
            Total                                      1,347,298
            -------------------------------------   ------------
            ELECTRICAL EQUIPMENT--7.3%
            -------------------------------------
      4,786 Black & Decker Corp.                         247,376
            -------------------------------------
    164,149 General Electric Co.                      14,363,037
            -------------------------------------
      6,355 Honeywell, Inc.                              507,606
            -------------------------------------   ------------
            Total                                     15,118,019
            -------------------------------------   ------------
            ELECTRONICS--4.6%
            -------------------------------------
     11,055 AMP, Inc.                                    453,946
            -------------------------------------
     85,450 Intel Corp.                                7,621,072
            -------------------------------------
      8,275 (a)National Semiconductor Corp.              104,989
            -------------------------------------
      2,234 Polaroid Corp.                                59,341
            -------------------------------------
      2,546 Tektronix, Inc.                               45,510
            -------------------------------------


INDEPENDENCE ONE EQUITY PLUS FUND
--------------------------------------------------------------------------------

   SHARES                                                VALUE
 ---------- ---------------------------------------   ------------
 COMMON STOCKS--CONTINUED
 --------------------------------------------------
            ELECTRONICS--CONTINUED
            ---------------------------------------
     19,675 Texas Instruments, Inc.                   $  1,257,970
            ---------------------------------------   ------------
            Total                                        9,542,828
            ---------------------------------------   ------------
            ENTERTAINMENT--1.4%
            ---------------------------------------
    103,043 Disney (Walt) Co.                            2,775,721
            ---------------------------------------
      5,094 (a)Harrah's Entertainment, Inc.                 71,953
            ---------------------------------------   ------------
            Total                                        2,847,674
            ---------------------------------------   ------------
            FINANCIAL SERVICES--4.0%
            ---------------------------------------
    115,173 Citigroup, Inc.                              5,420,306
            ---------------------------------------
     11,874 Hartford Financial Services Group, Inc.        630,806
            ---------------------------------------
     17,432 Merrill Lynch & Co., Inc.                    1,032,846
            ---------------------------------------
     37,430 U.S. Bancorp, Inc.                           1,366,195
            ---------------------------------------   ------------
            Total                                        8,450,153
            ---------------------------------------   ------------
            FOOD & BEVERAGE--7.7%
            ---------------------------------------
     22,625 Campbell Soup Co.                            1,206,195
            ---------------------------------------
    124,413 Coca-Cola Co.                                8,413,429
            ---------------------------------------
     18,424 Heinz (H.J.) Co.                             1,070,895
            ---------------------------------------
     34,635 McDonald's Corp.                             2,316,216
            ---------------------------------------
     75,123 PepsiCo, Inc.                                2,535,401
            ---------------------------------------
     15,961 Ralston Purina Co.                             532,698
            ---------------------------------------   ------------
            Total                                       16,074,834
            ---------------------------------------   ------------
            FOREST PRODUCTS & PAPER--0.7%
            ---------------------------------------
      2,838 Boise Cascade Corp.                             79,464
            ---------------------------------------
      4,847 Champion International Corp.                   154,801
            ---------------------------------------
     15,492 International Paper Co.                        719,410
            ---------------------------------------
     10,025 Weyerhaeuser Co.                               469,295
            ---------------------------------------   ------------
            Total                                        1,422,970
            ---------------------------------------   ------------
            HOMEBUILDERS--0.1%
            ---------------------------------------
      4,135 Fluor Corp.                                    160,490
            ---------------------------------------   ------------


INDEPENDENCE ONE EQUITY PLUS FUND
--------------------------------------------------------------------------------

   SHARES                                           VALUE
 ---------- ----------------------------------   ------------
 COMMON STOCKS--CONTINUED
 ---------------------------------------------
            HOUSEHOLD PRODUCTS--3.5%
            ----------------------------------
     14,919 Colgate-Palmolive Co.                $  1,318,467
            ----------------------------------
     67,563 Procter & Gamble Co.                    6,004,662
            ----------------------------------   ------------
            Total                                   7,323,129
            ----------------------------------   ------------
            INSURANCE--2.9%
            ----------------------------------
     12,781 American General Corp.                    875,499
            ----------------------------------
     52,875 American International Group, Inc.      4,507,594
            ----------------------------------
     10,850 CIGNA Corp.                               791,372
            ----------------------------------   ------------
            Total                                   6,174,465
            ----------------------------------   ------------
            MANUFACTURING--0.7%
            ----------------------------------
      9,907 Allegheny Teledyne, Inc.                  203,713
            ----------------------------------
     16,258 Eastman Kodak Co.                       1,259,995
            ----------------------------------   ------------
            Total                                   1,463,708
            ----------------------------------   ------------
            MEDICAL SUPPLIES--0.7%
            ----------------------------------
     14,159 Baxter International, Inc.                848,655
            ----------------------------------
     32,423 Columbia/HCA Healthcare Corp.             680,883
            ----------------------------------   ------------
            Total                                   1,529,538
            ----------------------------------   ------------
            METALS & MINING--0.4%
            ----------------------------------
      9,409 Aluminum Co. of America                   745,663
            ----------------------------------   ------------
            OFFICE EQUIPMENT--0.8%
            ----------------------------------
      4,031 Harris Corp.                              141,337
            ----------------------------------
     16,537 Xerox Corp.                             1,602,022
            ----------------------------------   ------------
            Total                                   1,743,359
            ----------------------------------   ------------
            OIL--9.0%
            ----------------------------------
     48,349 Amoco Corp.                             2,713,588
            ----------------------------------
     16,167 Atlantic Richfield Co.                  1,113,502
            ----------------------------------
     16,006 Baker Hughes, Inc.                        353,132
            ----------------------------------
     10,708 Coastal Corp.                             377,457
            ----------------------------------
    123,277 Exxon Corp.                             8,783,486
            ----------------------------------


INDEPENDENCE ONE EQUITY PLUS FUND
--------------------------------------------------------------------------------

   SHARES                                                 VALUE
 ---------- ----------------------------------------   ------------
 COMMON STOCKS--CONTINUED
 ---------------------------------------------------
            OIL--CONTINUED
            ----------------------------------------
     22,115 Halliburton Co.                            $    794,758
            ----------------------------------------
     39,369 Mobil Corp.                                   2,979,741
            ----------------------------------------
     18,507 Occidental Petroleum Corp.                      367,827
            ----------------------------------------
     27,381 Schlumberger Ltd.                             1,437,503
            ----------------------------------------   ------------
            Total                                        18,920,994
            ----------------------------------------   ------------
            PERSONAL CARE PRODUCTS--0.3%
            ----------------------------------------
     13,274 Avon Products, Inc.                             526,812
            ----------------------------------------
      5,430 International Flavors & Fragrances, Inc.        203,286
            ----------------------------------------   ------------
            Total                                           730,098
            ----------------------------------------   ------------
            PHARMACEUTICALS--9.9%
            ----------------------------------------
     50,146 Bristol-Myers Squibb Co.                      5,544,267
            ----------------------------------------
     67,748 Johnson & Johnson                             5,521,462
            ----------------------------------------
     60,221 Merck & Co., Inc.                             8,144,890
            ----------------------------------------
     25,594 Pharmacia & Upjohn, Inc.                      1,354,882
            ----------------------------------------   ------------
            Total                                        20,565,501
            ----------------------------------------   ------------
            RECREATION--0.0%
            ----------------------------------------
      5,010 Brunswick Corp.                                  97,382
            ----------------------------------------   ------------
            RETAIL--5.0%
            ----------------------------------------
     24,583 (a)K Mart Corp.                                 347,235
            ----------------------------------------
     11,437 Limited, Inc.                                   293,073
            ----------------------------------------
     11,631 May Department Stores Co.                       709,491
            ----------------------------------------
     19,702 Sears, Roebuck & Co.                            885,359
            ----------------------------------------
      5,103 Tandy Corp.                                     252,917
            ----------------------------------------
     14,059 (a)Toys 'R' Us, Inc.                            275,029
            ----------------------------------------
    113,156 Wal-Mart Stores, Inc.                         7,807,764
            ----------------------------------------   ------------
            Total                                        10,570,868
            ----------------------------------------   ------------
            STEEL--0.0%
            ----------------------------------------
      6,464 (a)Bethlehem Steel Corp.                         58,176
            ----------------------------------------   ------------



INDEPENDENCE ONE EQUITY PLUS FUND
-------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
   AMOUNT                                                            VALUE
 ---------- ---------------------------------------------------   ------------
 COMMON STOCKS--CONTINUED
 ---------------------------------------------------------------
            TELECOMMUNICATIONS--5.4%
            ---------------------------------------------------
     91,304 AT&T Corp.                                            $  5,683,674
            ---------------------------------------------------
     78,214 Bell Atlantic Corp.                                      4,155,119
            ---------------------------------------------------
     32,933 Northern Telecom Ltd.                                    1,409,944
            ---------------------------------------------------   ------------
            Total                                                   11,248,737
            ---------------------------------------------------   ------------
            TRANSPORTATION--1.0%
            ---------------------------------------------------
     23,819 Burlington Northern Santa Fe                               735,412
            ---------------------------------------------------
      3,816 Delta AirLines, Inc.                                       402,827
            ---------------------------------------------------
      7,413 (a)FDX Corp.                                               389,646
            ---------------------------------------------------
     19,082 Norfolk Southern Corp.                                     628,513
            ---------------------------------------------------   ------------
            Total                                                    2,156,398
            ---------------------------------------------------   ------------
            UTILITIES--0.3%
            ---------------------------------------------------
     21,360 Williams Cos., Inc. (The)                                  586,065
            ---------------------------------------------------   ------------
            UTILITIES-ELECTRIC--0.4%
            ---------------------------------------------------
      9,594 American Electric Power Co., Inc.                          469,506
            ---------------------------------------------------
     10,928 Unicom Corp.                                               411,849
            ---------------------------------------------------   ------------
            Total                                                      881,355
            ---------------------------------------------------   ------------
            TOTAL COMMON STOCKS (IDENTIFIED COST $110,147,344)     202,512,177
            ---------------------------------------------------   ------------
 (B) REPURCHASE AGREEMENTS--3.3%
 ---------------------------------------------------------------
 $6,974,000 First Chicago Capital Markets, Inc., 5.30%, dated
            10/30/1998, due 11/2/1998                                6,974,000
            ---------------------------------------------------   ------------
            TOTAL INVESTMENTS (IDENTIFIED COST $117,121,344)(C)   $209,486,177
            ---------------------------------------------------   ------------

(a) Non-income producing security.

(b) The  repurchase   agreement  is  fully   collateralized   by  U.S.  Treasury
    obligations based on market prices at the date of the portfolio.

(c) The cost of investments for federal tax purposes amounts to $117,121,344. The net unrealized appreciation of investments on a federal tax basis amounts to $92,364,833 which is comprised of $93,306,281 appreciation and $941,448 depreciation at October 31, 1998.

Note: The categories of investments are shown as a percentage of net assets
      ($209,650,542) at October 31, 1998.

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE EQUITY PLUS FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------
Total investments in securities, at value
(identified and tax cost $117,121,344)              $209,486,177
--------------------------------------------------
Income receivable                                        230,865
--------------------------------------------------
Deferred organizational costs                            11,160
--------------------------------------------------
Other assets                                              9,987
--------------------------------------------------  -----------
  Total assets                                      209,738,189
--------------------------------------------------
LIABILITIES:
--------------------------------------------------
Accrued expenses                           $78,600
------------------------------------------
Payable to Bank                              9,047
------------------------------------------ -------
  Total liabilities                                      87,647
-------------------------------------------------- ------------
Net Assets for 11,496,169 shares outstanding       $209,650,542
-------------------------------------------------- ------------
NET ASSETS CONSIST OF:
--------------------------------------------------
Paid in capital                                    $108,866,011
--------------------------------------------------
Net unrealized appreciation of investments           92,364,833
--------------------------------------------------
Accumulated net realized gain on investments          8,332,306
--------------------------------------------------
Undistributed net investment income                      87,392
-------------------------------------------------- ------------
  Total Net Assets                                 $209,650,542
-------------------------------------------------- ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PROCEEDS PER SHARE:
--------------------------------------------------
$209,650,542 / 11,496,169 shares outstanding             $18.24
-------------------------------------------------- ------------

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE EQUITY PLUS FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------------
Dividends (net of foreign taxes withheld of $698)           $ 1,443,938
----------------------------------------------------------
Interest                                                        143,013
----------------------------------------------------------  -----------
  Total income                                                1,586,951
----------------------------------------------------------
EXPENSES:
-----------------------------------------------
Investment advisory fee                          $ 414,101
-----------------------------------------------
Administrative personnel and services fee          107,460
-----------------------------------------------
Custodian fees                                      19,766
-----------------------------------------------
Transfer and dividend disbursing agent fees and
expenses                                            16,328
-----------------------------------------------
Directors'/Trustees' fees                            4,360
-----------------------------------------------
Auditing fees                                        6,801
-----------------------------------------------
Legal fees                                           3,054
-----------------------------------------------
Portfolio accounting fees                           29,956
-----------------------------------------------
Share registration costs                             9,965
-----------------------------------------------
Printing and postage                                 5,434
-----------------------------------------------
Insurance premiums                                   1,683
-----------------------------------------------
Miscellaneous                                        4,962
-----------------------------------------------  ---------
  Total expenses                                   623,870
-----------------------------------------------
Waivers--
-----------------------------------------------
  Waiver of investment advisory fee              $(126,847)
-----------------------------------------------  ---------
    Net expenses                                                497,023
----------------------------------------------------------  -----------
      Net investment income                                   1,089,928
----------------------------------------------------------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
----------------------------------------------------------
Net realized gain on investments                              5,522,830
----------------------------------------------------------
Net change in unrealized depreciation of investments         (5,426,669)
----------------------------------------------------------  -----------
  Net realized and unrealized gain on investments                96,161
----------------------------------------------------------  -----------
    Change in net assets resulting from operations          $ 1,186,089
----------------------------------------------------------  -----------

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE EQUITY PLUS FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED
                                                    (UNAUDITED)      YEAR ENDED
                         OCTOBER 31, 1998 APRIL 30, 1998
                                                  ---------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------
OPERATIONS--
------------------------------------------------
Net investment income                               $  1,089,928    $  2,434,695
------------------------------------------------
Net realized gain (loss) on investments
($5,522,830 and $8,551,167 net gains,
respectively, as computed for federal tax
purposes)                                              5,522,830       8,506,760
------------------------------------------------
Net change in unrealized
appreciation/depreciation                             (5,426,669)     48,813,788
------------------------------------------------    ------------    ------------
  Change in net assets resulting from operations       1,186,089      59,755,243
------------------------------------------------    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS--
------------------------------------------------
Distributions from net investment income              (1,087,431)     (2,497,120)
------------------------------------------------
Distributions from net realized gains                         --      (7,427,247)
------------------------------------------------    ------------    ------------
  Change in net assets resulting from
  distributions to shareholders                       (1,087,431)     (9,924,367)
------------------------------------------------    ------------    ------------
SHARE TRANSACTIONS--
------------------------------------------------
Proceeds from sale of shares                          24,705,682      29,050,872
------------------------------------------------
Net asset value of shares issued to shareholders
in payment of distributions declared                     654,319       6,777,113
------------------------------------------------
Cost of shares redeemed                              (25,561,261)    (45,233,940)
------------------------------------------------    ------------    ------------
  Change in net assets resulting from share
   transactions                                         (201,260)     (9,405,955)
------------------------------------------------    ------------    ------------
    Change in net assets                                (102,602)     40,424,921
------------------------------------------------
NET ASSETS:
------------------------------------------------
Beginning of period                                  209,753,144     169,328,223
------------------------------------------------    ------------    ------------
End of period (including undistributed net
investment income of $87,392 and $84,895,
respectively)                                       $209,650,542    $209,753,144
------------------------------------------------    ------------    ------------

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE EQUITY PLUS FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                   SIX MONTHS
                                      ENDED        YEAR ENDED APRIL 30,
                                   (UNAUDITED)  ----------------------------
                                   OCTOBER 31,
                                      1998        1998      1997    1996(A)
---------------------------------- -----------  --------  --------  --------
NET ASSET VALUE, BEGINNING OF
PERIOD                              $  18.24    $  14.04  $  11.39  $  10.00
----------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------
 Net investment income                  0.10        0.22      0.21      0.11
----------------------------------
 Net realized and unrealized gain
 (loss) on investments                    --        4.85      2.70      1.38
----------------------------------  --------    --------  --------  --------
 Total from investment operations       0.10        5.07      2.91      1.49
----------------------------------  --------    --------  --------  --------
LESS DISTRIBUTIONS
----------------------------------
 Distributions from net investment
  income                               (0.10)      (0.22)    (0.21)    (0.10)
----------------------------------
 Distributions from net realized
 gain on investments                      --       (0.65)    (0.05)       --
----------------------------------  --------    --------  --------  --------
 Total distributions                   (0.10)      (0.87)    (0.26)    (0.10)
----------------------------------  --------    --------  --------  --------
NET ASSET VALUE, END OF PERIOD        $18.24    $  18.24  $  14.04  $  11.39
----------------------------------  --------    --------  --------  --------
TOTAL RETURN (B)                        0.55%      37.20%    26.00%    14.96%
----------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------
 Expenses                               0.48%*      0.42%     0.40%     0.39%*
----------------------------------
 Net investment income                  1.05%*      1.28%     1.74%     1.92%*
----------------------------------
 Expense waiver (c)                     0.12%*      0.19%     0.24%     0.31%*
----------------------------------
SUPPLEMENTAL DATA
----------------------------------
 Net assets, end of period (000
  omitted)                          $209,651    $209,753  $169,328  $112,609
----------------------------------
 Portfolio turnover                        8%         11%        8%        6%
----------------------------------

*Computed on an annualized basis.

(a) Reflects operations for the period from September 25, 1995 (date of initial public investment) to April 30, 1996.

(b) Based on net asset value.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE EQUITY PLUS FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1998 (UNAUDITED)
-------------------------------------------------------------------------------

(1) ORGANIZATION

Independence One Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Independence One Equity Plus Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective is total return.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS--Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

  REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.


INDEPENDENCE ONE EQUITY PLUS FUND
-------------------------------------------------------------------------------

  FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  DEFERRED EXPENSES--The cost incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

  USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                              SIX MONTHS
                                                 ENDED
                                              (UNAUDITED)  YEAR ENDED
                                              OCTOBER 31,  APRIL 30,
                                                 1998         1998
--------------------------------------------  -----------  ----------
Shares sold                                    1,414,414    1,818,823
--------------------------------------------
Shares issued to shareholders in payment of
distributions declared                            37,446      436,421
--------------------------------------------
Shares redeemed                               (1,452,176)  (2,818,913)
--------------------------------------------  ----------   ----------
Net change resulting from share transactions        (316)    (563,669)
--------------------------------------------  ----------   ----------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  INVESTMENT ADVISORY FEE--Michigan National Bank, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.


INDEPENDENCE ONE EQUITY PLUS FUND
-------------------------------------------------------------------------------

  Under the terms of a sub-advisory agreement between the Adviser and Sosnoff Sheridan Corporation, Sosnoff Sheridan Corporation receives an annual fee from the Adviser equal to 0.035% of the average daily value of the Fund's equity securities. Sosnoff Sheridan Corporation may voluntarily choose to reduce it compensation.

  ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period. The administrative fee during any fiscal year shall be at least $50,000 for each portfolio in the Trust. FAS may voluntarily choose to waive a portion of its fee.

  TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

  PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

  CUSTODIAN FEES--Michigan National Bank is the Fund's custodian. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

  GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended October 31, 1998, were as follows:

---------
PURCHASES  $16,564,882
---------  -----------
SALES      $20,119,315
---------  -----------

(6) YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.


TRUSTEES                              OFFICERS
--------------------------------------------------------------------------------

Robert E. Baker                       Edward C. Gonzales

                                       President and Treasurer

Harold Berry                          Jeffrey W. Sterling
                                        Vice President and Assistant Treasurer

Nathan Forbes

                                      Jay S. Neuman
Harry J. Nederlander                   Secretary

                                      Timothy S. Johnson
Thomas S. Wilson                       Assistant Secretary

                                      C. Grant Anderson
                                       Assistant Secretary




Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U. S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.




INDEPENDENCE ONE
MUTUAL FUNDS

5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7010

INVESTMENT ADVISER
Michigan National Bank
27777 Inkster Road
Mail Code 10-52
Farmington Hills, Michigan 48333-9065

SUB-ADVISER
National Australia Asset Management Ltd.
333 Collins Street
Melbourne, Victoria 3000, Australia

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779

CUSTODIAN
Michigan National Bank
27777 Inkster Road
Mail Code 10-30
Farmington Hills, Michigan 48333-9065

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
Federated Shareholder
Services Company
P.O. Box 8600
Boston, Massachusetts 02266-8600

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
One Mellon Bank Center
Pittsburgh, Pennsylvania 15219


G01889-05 (12/98)





INDEPENDENCE ONE(R)
INTERNATIONAL EQUITY FUND
(DISTRIBUTED BY FEDERATED SECURITIES CORP.)

SEMI-ANNUAL REPORT
TO SHAREHOLDERS
OCTOBER 31, 1998


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[LOGO OF MICHIGAN NATIONAL BANK]



PRESIDENT'S MESSAGE
-------------------------------------------------------------------------------

Dear Investor:

I am pleased to present the first report of Independence One International Equity Fund. The report covers the period from September 25, 1998, when the fund began operation, through October 31, 1998. Inside, you'll find complete financial information for the fund--beginning with the portfolio manager's discussion, followed by a listing of fund holdings and the financial statements.

U.S. companies no longer dominate the financial landscape. We're living in a world economy with a growing appetite for the products and services of dynamic companies located on every continent.

Independence One International Equity Fund can help you participate in those opportunities. This new fund invests primarily in stocks issued by companies listed on recognized stock exchanges in Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Luxembourg, Malaysia, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

This fund also gives you the opportunity to reduce the risk of investing in American stocks alone, because foreign stocks tend to perform differently than U.S. stocks. In other words, when the U.S. market is down, a foreign stock market may be up.*

I urge you to review the fund's strategy and portfolio holdings. As with U.S. stocks, remember to maintain a long-term focus. Thank you for selecting Independence One International Equity Fund to complement your U.S. stock holdings and pursue your future goals. We look forward to updating you about the progress of your fund.

Sincerely,
Edward C. Gonzales
President
December 15, 1998

* Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

                                       1





INVESTMENT REVIEW
-------------------------------------------------------------------------------

Q This new addition to the Independence One Funds gives investors with long-term goals the opportunity to diversify their stock holdings beyond the U.S. What is the advantage of a combined U.S./foreign approach to stocks?

A "Don't put all your eggs in one basket." By having the ability to invest funds in markets outside the U.S., investors are able to diversify their investment risk. This occurs as the investor is provided with an opportunity to gain exposure to a diverse range of stocks, currencies and markets. These markets provide a range of alternative opportunities, especially when they are at different points in the economic cycle. Additionally, they may not have a high correlation with movements in the U.S. market. By having access to a suite of diverse investments, investors may be insulated (at least to some extent) from a fall in the U.S. share market, especially if the major cause is due to domestic problems.


Q In general, how are stocks selected for the fund's portfolio?


A National Australia Asset Management, the fund's investment sub-advisor, has differing approaches to stock selection for the portfolio depending on whether the stock is in a developed or a developing country. In developed countries a value approach is used. This entails running a screening process using six variables to determine whether a stock is cheap or expensive. These variables are then collated and checked against a historical range to determine if the stock is a candidate for purchase or sale. Stock fundamentals such as management strategy and competitiveness are then considered and sentiment indicators are used to assist implementation. In developing countries, the key investment criterion is the growth potential of markets and companies and thus, a top down approach is used. This approach seeks relative value at the market, sector and stock level. At the stock level, earnings growth potential over a two to three year period is considered crucial as is the ability to exploit market positioning. The overall financial position of the company is carefully assessed as is management quality, track record, and directors' dealing activity.



                                       2



INDEPENDENCE ONE INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

 SHARES                                          VALUE
 ------ -------------------------------------   --------
 COMMON STOCKS--7.3%
 --------------------------------------------
        APPLIANCES & HOUSEHOLD DURABLES--0.6%
        -------------------------------------
    200 Sony Corp.                              $ 12,695
        -------------------------------------   --------
        BANKING--0.6%
        -------------------------------------
    400 HSBC Holdings PLC                          9,167
        -------------------------------------
  1,000 Oversea-Chinese Banking Corp. Ltd.         4,362
        -------------------------------------   --------
        Total                                     13,529
        -------------------------------------   --------
        FOOD & HOUSEHOLD PRODUCTS--0.9%
        -------------------------------------
  1,000 Kao Corp.                                 20,244
        -------------------------------------   --------
        INDUSTRIAL COMPONENTS--1.4%
        -------------------------------------
  1,000 Bridgestone Corp.                         22,002
        -------------------------------------
  1,000 Minebea Co.                                9,393
        -------------------------------------   --------
        Total                                     31,395
        -------------------------------------   --------
        MULTI-INDUSTRY--0.4%
        -------------------------------------
  1,000 Citic Pacific Ltd.                         2,460
        -------------------------------------
  1,000 Hutchison Whampoa                          7,166
        -------------------------------------   --------
        Total                                      9,626
        -------------------------------------   --------
        REAL ESTATE--0.4%
        -------------------------------------
  1,000 City Developments Ltd.                     3,625
        -------------------------------------
  1,000 Sun Hung Kai Properties                    6,972
        -------------------------------------   --------
        Total                                     10,597
        -------------------------------------   --------
        TELECOMMUNICATIONS--1.5%
        -------------------------------------
  2,000 (a)China Telecommunications                3,757
        -------------------------------------
      3 Nippon Telegraph & Telephone Corp.        23,469
        -------------------------------------
  4,000 Singapore Telecom                          6,906
        -------------------------------------   --------
        Total                                     34,132
        -------------------------------------   --------

                                       3




INDEPENDENCE ONE INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------

 SHARES OR
  NO. OF
 CONTRACTS                                                          VALUE
 --------- -----------------------------------------------------   --------
 COMMON STOCKS--CONTINUED
 ---------------------------------------------------------------
           TRANSPORTATION--ROAD & RAIL--0.8%
           -----------------------------------------------------
       3   East Japan Railway Co.                                  $ 17,782
           -----------------------------------------------------   --------
           UTILITIES--ELECTRICAL & GAS--0.7%
           -----------------------------------------------------
   1,000   Cheung Kong                                                6,843
           -----------------------------------------------------
   6,000   Hong Kong and China Gas Co. Ltd.                           8,522
           -----------------------------------------------------   --------
           Total                                                     15,365
           -----------------------------------------------------   --------
           TOTAL COMMON STOCKS (IDENTIFIED COST $129,291)           165,365
           -----------------------------------------------------   --------
 PURCHASED CALL OPTION--0.0%
 ---------------------------------------------------------------
       1   Nikkei 225 Index Futures, 12/11/1998 (IDENTIFIED COST
           $1,338)                                                    1,051
           -----------------------------------------------------   --------
 MUTUAL FUND SHARES--5.0%
 ---------------------------------------------------------------
  13,491   Independence One Prime Money Market Fund                  13,491
           -----------------------------------------------------
   4,300   WEBS Italy Index Fund, Inc.                              100,244
           -----------------------------------------------------   --------
           TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)                  113,735
           -----------------------------------------------------   --------
           TOTAL INVESTMENTS (IDENTIFIED COST $244,364)(B)         $280,151
           -----------------------------------------------------   --------

(a) Non-income producing security.

(b) The cost of investments for federal tax purposes amounts to $244,364. The net unrealized appreciation of investments on a federal tax basis amounts to $35,787 which is comprised of $36,075 appreciation and $288 depreciation at October 31, 1998.

Note: The categories of investments are shown as a percentage of net assets
      ($2,279,341) at October 31, 1998.

The following acronym is used throughout this portfolio:

PLC--Public Limited Company

(See Notes which are an integral part of the Financial Statements)

                                       4



INDEPENDENCE ONE INTERNATIONAL EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
------------------------------------------------
Total investments in securities, at value
(identified and tax cost $244,364)               $  280,151
------------------------------------------------
Cash denominated in foreign currencies (at
identified cost $1,794,982)                       1,833,330
------------------------------------------------
Income receivable                                       116
------------------------------------------------
Receivable for daily variation margin               170,002
------------------------------------------------ ----------
  Total assets                                    2,283,599
------------------------------------------------
LIABILITIES:
-------------------------------------
Payable for investments purchased         $1,338
-------------------------------------
Accrued expenses                           2,920
------------------------------------- ----------
  Total liabilities                                   4,258
------------------------------------------------ ----------
Net Assets for 201,110 shares outstanding        $2,279,341
------------------------------------------------ ----------
NET ASSETS CONSIST OF:
------------------------------------------------
Paid in capital                                  $2,011,730
------------------------------------------------
Net unrealized appreciation of investments,
translation of assets and
liabilities in foreign currency transactions and
futures contracts                                   197,746
------------------------------------------------
Accumulated net realized gain on investments,
foreign currency transactions
and futures contracts                                69,926
------------------------------------------------
Net operating loss                                      (61)
------------------------------------------------ ----------
  Total Net Assets                               $2,279,341
------------------------------------------------ ----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PROCEEDS PER SHARE:
------------------------------------------------
$2,279,341 / 201,110 shares outstanding              $11.33
------------------------------------------------ ----------

(See Notes which are an integral part of the Financial Statements)

                                       5




INDEPENDENCE ONE INTERNATIONAL EQUITY FUND
STATEMENT OF OPERATIONS
PERIOD ENDED OCTOBER 31, 1998 (UNAUDITED)(A)
-------------------------------------------------------------------------------

INVESTMENT INCOME:
-----------------------------------------------------------------
Dividends                                                          $    129
-----------------------------------------------------------------
Interest                                                              2,898
-----------------------------------------------------------------  --------
 Total income                                                         3,027
-----------------------------------------------------------------
EXPENSES:
---------------------------------------------------------
Investment advisory fee                                    $1,989
---------------------------------------------------------
Administrative personnel and services fee                     204
---------------------------------------------------------
Custodian fees                                                827
---------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses      567
---------------------------------------------------------
Directors'/Trustees' fees                                      62
---------------------------------------------------------
Auditing fees                                                 209
---------------------------------------------------------
Legal fees                                                     99
---------------------------------------------------------
Portfolio accounting fees                                   1,100
---------------------------------------------------------
Share registration costs                                      442
---------------------------------------------------------
Printing and postage                                           82
---------------------------------------------------------
Insurance premiums                                             58
---------------------------------------------------------
Miscellaneous                                                  89
---------------------------------------------------------  ------
 Total expenses                                             5,728
---------------------------------------------------------
Waivers--
-------------------------------------------------
 Waiver of investment advisory fee                $(1,989)
-------------------------------------------------
 Waiver of administrative personnel and services
  fee                                                (204)
-------------------------------------------------
 Waiver of transfer and dividend disbursing agent
  fees and expenses                                  (123)
-------------------------------------------------
 Reimbursement of other operating expenses           (324)
------------------------------------------------- -------
 Total waivers and reimbursements                          (2,640)
---------------------------------------------------------  ------
   Net expenses                                                       3,088
-----------------------------------------------------------------  --------
     Net operating loss                                                 (61)
-----------------------------------------------------------------  --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN
CURRENCY TRANSACTIONS AND FUTURES CONTRACTS:
-----------------------------------------------------------------
Net realized gain on investments, foreign currency transactions
and futures contracts                                                69,926
-----------------------------------------------------------------
Net change in unrealized appreciation of investments and
translation of assets and liabilities in foreign currency
transactions and futures                                            197,746
-----------------------------------------------------------------  --------
 Net realized and unrealized gain on investments, foreign
  currency transactions and futures contracts                       267,672
-----------------------------------------------------------------  --------
   Change in net assets resulting from operations                  $267,611
-----------------------------------------------------------------  --------

(a) Reflects operations for the period from September 25, 1998 (date of initial public investment) to October 31, 1998.

(See Notes which are an integral part of the Financial Statements)

                                       6



INDEPENDENCE ONE INTERNATIONAL EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                             PERIOD ENDED
                                                          OCTOBER 31, 1998(A)
                                                              (UNAUDITED)
                                                          -------------------
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------
OPERATIONS--
--------------------------------------------------------
Net operating loss                                            $      (61)
--------------------------------------------------------
Net realized gain on investments, foreign currency
transactions and futures contracts ($69,926, as computed
for federal tax purposes)                                         69,926
--------------------------------------------------------
Net change in unrealized appreciation, translation of
assets and liabilities in foreign currency and futures
contracts                                                        197,746
--------------------------------------------------------      ----------
  Change in net assets resulting from operations                 267,611
--------------------------------------------------------      ----------
SHARE TRANSACTIONS--
--------------------------------------------------------
Proceeds from sale of shares                                   2,011,730
--------------------------------------------------------      ----------
  Change in net assets resulting from share transactions       2,011,730
--------------------------------------------------------      ----------
      Change in net assets                                     2,279,341
--------------------------------------------------------
NET ASSETS:
--------------------------------------------------------
Beginning of period                                                    0
--------------------------------------------------------      ----------
End of period                                                 $2,279,341
--------------------------------------------------------      ----------

(a) Reflects operations for the period from September 25, 1998 (date of initial public investment) to October 31, 1998.

(See Notes which are an integral part of the Financial Statements)

                                       7



INDEPENDENCE ONE INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                  PERIOD ENDED
                               OCTOBER 31, 1998(A)
                                   (UNAUDITED)
                                                     -------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $10.00
----------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------
 Net operating loss (b)                                     (0.00)
----------------------------------------------------
 Net realized and unrealized gain on investments,
 foreign currency transactions and futures contracts         1.33
----------------------------------------------------       ------
 Total from investment operations                            1.33
----------------------------------------------------       ------
NET ASSET VALUE, END OF PERIOD                             $11.33
----------------------------------------------------       ------
TOTAL RETURN (C)                                            13.30%
----------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------
 Expenses                                                    1.55%*
----------------------------------------------------
 Net operating loss                                         (0.03%)*
----------------------------------------------------
 Expense waiver/reimbursement (d)                            1.33%*
----------------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------------
 Net assets, end of period (000 omitted)                   $2,279
----------------------------------------------------
 Portfolio turnover                                             0%
----------------------------------------------------

*  Computed on an annualized basis.

(a) Reflects operations for the period from September 25, 1998 (date of initial public investment) to October 31, 1998.

(b) Amount shown represents less than $0.01 per share.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                                       8



INDEPENDENCE ONE INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1998 (UNAUDITED)
-------------------------------------------------------------------------------

(1) ORGANIZATION

Independence One Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Independence One International Equity (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide total return.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS--Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

  FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

  WHEN-ISSUED  AND  DELAYED  DELIVERY   TRANSACTIONS--The  Fund  may  engage  in
  when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and

                                       9



INDEPENDENCE ONE INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------
  maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  FUTURES CONTRACTS--The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss.

  For the period ended October 31, 1998, the Fund had realized gains on futures contracts as follows:

                                                                           NET
   EXPIRATION                                                           UNREALIZED
      DATE              CONTRACTS TO RECEIVE            POSITION       APPRECIATION
   ----------      ------------------------------       --------       ------------
     Nov 98        9 CAC 40 Index Futures                 Long           $  1,781
     Dec 98        1 1 SPI Index Futures                  Long              2,100
     Nov 98        8 OMX Index Futures                    Long              6,038
     Dec 98        4 Swiss Market Index Futures           Long             27,676
     Dec 98        5 FTSE 100 Index (New) Futures         Long             31,149
     Nov 98        1 Amsterdam EOE Index Futures          Long             11,824
     Nov 98        1 IBEX 35 Plus Index Futures           Long              8,290
     Dec 98        1 German DAX Index Futures             Long             29,283
     Dec 98        Nikkei 225 Index Futures               Long              5,470
                                                                         --------
                                                                         $123,611
                                                                         --------

  Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

  FOREIGN CURRENCY TRANSLATION--The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                                      10



INDEPENDENCE ONE INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------

  Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

  USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At October 31, 1998, capital paid-in for International Equity Fund aggregated $2,011,730.

Transactions in shares were as follows:

                                                PERIOD ENDED
                                              OCTOBER 31, 1998
                                                (UNAUDITED)
--------------------------------------------  ----------------
Shares sold                                       201,110
--------------------------------------------      -------
Net change resulting from share transactions      201,110
--------------------------------------------      -------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  INVESTMENT ADVISORY FEE--Michigan National Bank, the Fund's investment adviser (the "Adviser"), earns for its services an annual investment advisory fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. Under the terms of sub-advisory agreement between the Adviser and National Australia Asset Management Ltd. (the "Sub-Adviser"), the Sub-Adviser is entitled to receive an annual fee, to be paid by the Adviser, of 0.30% of the average daily value of the Fund's assets managed by the Sub-Advisor. The Sub-Advisor may elect to waive some or all of its fees.

  ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period. The administrative fee during any fiscal year shall be at least $50,000 for the Fund.

                                      11



INDEPENDENCE ONE INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------

  TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

  PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

  CUSTODIAN FEES--Michigan National Bank is the Fund's custodian. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

  GENERAL--Certain of the Officers of the Trust are Officers and/or Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities for the period ended October 31, 1998, were as follows:

---------
Purchases  $230,872
---------  --------
Sales      $      0
---------  --------

(6) CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

                                      12



INDEPENDENCE ONE INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------

At October 31, 1998, the diversification of countries was as follows:

                                                                 PERCENTAGE OF
    COUNTRY                                                       NET ASSETS
 --------------                                                  -------------
 United Kingdom                                                     21.48%
 Japan                                                              20.99%
 Germany                                                            18.37%
 France                                                             12.19%
 Switzerland                                                         7.74%
 Netherlands                                                         4.54%
 Italy                                                               4.37%
 Spain                                                               2.73%
 Sweden                                                              2.54%
 Australia                                                           2.33%
 Hong Kong                                                           1.97%
 Singapore                                                           0.66%
 United States                                                       0.09%

(7) YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

                                      13



TRUSTEES                              OFFICERS
--------------------------------------------------------------------------------

Robert E. Baker                       Edward C. Gonzales

                                       President and Treasurer
Harold Berry                          Jeffrey W. Sterling

                                       Vice President and Assistant Treasurer
Nathan Forbes

                                      Jay S. Neuman
Harry J. Nederlander                   Secretary

                                      Timothy S. Johnson
Thomas S. Wilson                       Assistant Secretary
                                      C. Grant Anderson
                                       Assistant Secretary




Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U. S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

                                       14




INDEPENDENCE ONE
MUTUAL FUNDS

5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7010

INVESTMENT ADVISER
Michigan National Bank

INVESTMENT SUB-ADVISER
 (Government Securities Fund only)
Independence One Capital Management Corporation
27777 Inkster Road
Mail Code 10-52
Farmington Hills, Michigan 48333-9065

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779

CUSTODIAN
Michigan National Bank
27777 Inkster Road
Mail Code 10-30
Farmington Hills, Michigan 48333-9065

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
Federated Shareholder
Services Company
P.O. Box 8600
Boston, Massachusetts 02266-8600

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
One Mellon Bank Center
Pittsburgh, Pennsylvania 15219

G01889-02 (12/98)



INDEPENDENCE ONE(R)
MUTUAL FUNDS
(DISTRIBUTED BY FEDERATED SECURITIES CORP.)

COMBINED
SEMI-ANNUAL REPORT
TO SHAREHOLDERS
OCTOBER 31, 1998

                        Independence One U.S. Government
                                                                 Securities Fund
                       Independence One Fixed Income Fund
                                                       Independence One Michigan
                                                             Municipal Bond Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



[LOGO OF MICHIGAN NATIONAL BANK]



PRESIDENT'S MESSAGE
-------------------------------------------------------------------------------

Dear Investor:

I am pleased to present the Semi-Annual Report of the Independence One Fixed Income Funds, which covers the six-month period from May 1, 1998 through October 31, 1998. Inside, you'll find complete financial information for the Independence One U.S. Government Securities Fund, the Independence One Fixed Income Fund, and the Independence One Michigan Municipal Bond Fund. The report begins with a discussion by the funds' portfolio managers, followed by a complete listing of each fund's holdings and financial statements.

The bond market environment improved considerably during the reporting period, as the increases in the funds' net asset value indicate. The following is a fund-by-fund summary of performance over the six-month reporting period:

INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
This fund's all-government bond portfolio produced an income stream totaling $0.29 per share as the net asset value increased from $10.41 to $10.80. As a result, the fund achieved a total return of 6.57%.* At the end of the reporting period, 60% of the holdings consisted of U.S. Treasury bonds and notes, while government agency securities accounted for 37.7% of the portfolio. Fund assets totaled $69.7 million at the end of the reporting period.

INDEPENDENCE ONE FIXED INCOME FUND
This fund provides a diversified approach to bond investing through a portfolio that consists of a mix of U.S. government agencies, U.S. Treasury obligations, and corporate bonds. This portfolio produced an income stream totaling $0.29 per share. Net asset value increased from $10.03 to $10.27. Through income and the net asset value, the fund achieved a total return of 5.39%.* At the end of the reporting period, fund assets reached $80.1 million.

INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND
Designed for tax-sensitive Michigan investors, this fund invests in investment-grade Michigan municipal bonds to pursue double-tax-free income.** The fund's portfolio produced an income stream totaling $0.20 per share, while the net asset value increased from $10.30 to $10.59. Through income and the net asset value increase, the fund achieved a total return of 4.81%.* At the end of the reporting period, fund assets totaled $20.3 million.

Thank you for selecting one or more Independence One Fixed Income Funds to pursue the income potential of bonds. We look forward to keeping you informed about the progress of your investment.

Sincerely,
Edward C. Gonzales
President
December 15, 1998

*Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
**Income may be subject to the federal alternative minimum tax.

                                       1





INVESTMENT REVIEW
-------------------------------------------------------------------------------

Q What are your comments on the first half of the funds' fiscal year, which saw a relatively positive environment for bonds and a massive "flight to quality" that boosted the performance of Treasuries?

A A growing sensitivity to risk was the dominant investment theme for the fixed income markets during the past six months. On August 17th, the
Russian government roiled the financial markets with the announcement of a 40% devaluation of the rouble. Shortly thereafter they defaulted on most of their sovereign debt. These actions sparked a "flight-to-quality" movement into U.S. Treasuries. With fears of a credit crunch looming, the Federal Reserve Board ("Fed") lowered its interest rate target on federal funds by 1/4 of 1% on September 29th. In early October, the financial difficulties of a prominent hedge fund led the Fed to engineer a $3.6 billion bailout financial by a group of fourteen major banks and securities firms. The yield spreads on U.S. agency securities and corporate bonds widened dramatically relative to their Treasury counterparts, and the Fed responded with its second rate cut in sixteen days on October 15th. The thirty-year Treasury bellwether bond, which began the period at 6%, fell to a record low yield of 4.70% on October 5th, and ended the period at 5.15%.


Q How did the Independence One Bond Funds perform during the six-month reporting period ended October 31, 1998?

A Independence One U.S. Government Securities Fund invests exclusively in U.S. Treasury and U.S. agency securities and benefited from the flight-to-
quality phenomenon described above. It earned a total return of 6.57% for the six-month period, and 10.08% for the twelve-months ending October 31, 1998.* The Independence One Fixed Income Fund typically has approximately 30% of its assets invested in corporate debt, but focuses on high quality, investment grade issuers. It earned a total return of 5.39% for the six-month period, and 8.41% for the twelve-months ended October 31, 1998.* The Independence One Michigan Municipal Bond Fund invests in Michigan municipal bonds, the interest income of which are generally exempt from federal and Michigan state income taxes. It earned a total return of 4.81% for the six-month period, and 6.80% for the twelve-months ended October 31, 1998.*


*Performance quoted reflects past performance and is not indicative of future results. Investment return and principal will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. For the five-year and since inception (January 11, 1993) periods ended October 31, 1998, Independence One U.S. Government Securities Fund produced average annual total returns of 6.68% and 7.27%, respectively. From the since inception (October 23, 1995) period to October 31, 1998, Independence One Fixed Income Fund produced an average annual total return of 6.92%. From the since inception (November 20, 1995) period to October 31, 1998, Independence One Michigan Municipal Bond Fund produced an average annual return of 6.13%.

                                       2


Q As we near the end of 1998 with two recent rate cuts by the Fed behind us, what is your outlook for the bond market?

A The Fed has sent a strong message to the financial markets in the past two months with its more accommodating monetary policy. It has expressed its resolve to avert a full-blown credit crunch and to keep the current U.S. expansion healthy. While we anticipate a slowing in the U.S. growth rate next year, reflecting the impact of overall global economic weakness, we believe that a recession is unlikely. Additional Fed short-term interest rate cuts are in our forecast. However, long term interest rates will not likely fall as quickly as investors begin to question whether the more aggressive easing posture of the Fed will eventually lead to an increase in inflation expectations.


                                       3




INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                          VALUE
 ----------- ------------------------------------------------   -----------
 GOVERNMENT AGENCIES--37.7%
 ------------------------------------------------------------
             FEDERAL FARM CREDIT BANK--6.0%
             ------------------------------------------------
 $ 4,000,000 5.97%, Bond, 3/11/2005                             $ 4,195,200
             ------------------------------------------------   -----------
             FEDERAL HOME LOAN MORTGAGE CORPORATION--21.3%
             ------------------------------------------------
   7,000,000 5.65%, Bond, 5/19/1999                               7,035,490
             ------------------------------------------------
   3,000,000 6.55%, Bond, 10/2/2002                               3,182,280
             ------------------------------------------------
   4,000,000 7.20%, Bond, 6/14/2011                               4,608,280
             ------------------------------------------------   -----------
             Total                                               14,826,050
             ------------------------------------------------   -----------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION--10.4%
             ------------------------------------------------
   2,500,000 5.82%, Bond, 2/12/2003                               2,546,525
             ------------------------------------------------
   3,000,000 6.80%, Bond, 1/10/2003                               3,216,960
             ------------------------------------------------
   1,500,000 7.12%, Bond, 4/19/2002                               1,517,895
             ------------------------------------------------   -----------
             Total                                                7,281,380
             ------------------------------------------------   -----------
             TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST
              $24,980,792)                                       26,302,630
             ------------------------------------------------   -----------
 U.S. TREASURY OBLIGATIONS--60.0%
 ------------------------------------------------------------
             U. S. TREASURY BONDS--30.5%
             ------------------------------------------------
   9,000,000 6.50%, 11/15/2026                                   10,467,810
             ------------------------------------------------
   5,500,000 7.125%, 2/15/2023                                    6,782,820
             ------------------------------------------------
   3,000,000 8.125%, 8/15/2019                                    4,010,160
             ------------------------------------------------   -----------
             Total                                               21,260,790
             ------------------------------------------------   -----------
             U. S. TREASURY NOTES--29.5%
             ------------------------------------------------
  10,000,000 6.375%, 3/31/2001                                   10,465,200
             ------------------------------------------------
  10,000,000 7.00%, 4/15/1999                                    10,114,900
             ------------------------------------------------   -----------
             Total                                               20,580,100
             ------------------------------------------------   -----------
             TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST
              $37,731,820)                                       41,840,890
             ------------------------------------------------   -----------

                                       4




INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                            VALUE
 ----------- --------------------------------------------------   -----------
 (A) REPURCHASE AGREEMENT--1.4%
 --------------------------------------------------------------
 $   989,000 First Chicago Capital Markets, Inc., 5.300%, dated
             10/30/1998, due 11/2/1998 (AT AMORTIZED COST)        $   989,000
             --------------------------------------------------   -----------
             TOTAL INVESTMENTS (IDENTIFIED COST $63,701,612)(B)   $69,132,520
             --------------------------------------------------   -----------

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(b) The cost of investments for federal tax purposes amounts to $63,701,612. The net unrealized appreciation of investments on a federal tax basis amounts to $5,430,908 at October 31, 1998.

Note: The categories of investments are shown as a percentage of net assets
      ($69,727,333) at October 31, 1998.

(See Notes which are an integral part of the Financial Statements)

                                       5



INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------
Total investments in securities, at
value (identified and tax cost
$63,701,612)                          $69,132,520
-------------------------------------
Cash                                        2,057
-------------------------------------
Income receivable                         930,970
------------------------------------- -----------
  Total assets                         70,065,547
-------------------------------------
LIABILITIES:
---------------------------
Income distribution payable  $301,809
---------------------------
Accrued expenses               36,405
---------------------------  --------
  Total liabilities                       338,214
------------------------------------- -----------
Net Assets for 6,458,140 shares
outstanding                           $69,727,333
------------------------------------- -----------
NET ASSETS CONSIST OF:
-------------------------------------
Paid in capital                       $64,685,558
-------------------------------------
Net unrealized appreciation of
investments                             5,430,908
-------------------------------------
Accumulated net realized loss on
investments                              (389,133)
------------------------------------- -----------
  Total Net Assets                    $69,727,333
------------------------------------- -----------
NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PROCEEDS PER SHARE:
-------------------------------------
$69,727,333 / 6,458,140 shares
outstanding                                $10.80
------------------------------------- -----------

(See Notes which are an integral part of the Financial Statements)

                                       6



INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-------------------------------------------------------------------
Interest                                                             $2,137,131
-------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------
Investment advisory fee                                   $ 251,284
--------------------------------------------------------
Administrative personnel and services fee                    37,260
--------------------------------------------------------
Custodian fees                                                9,962
--------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses     16,028
--------------------------------------------------------
Directors'/Trustees' fees                                     1,907
--------------------------------------------------------
Auditing fees                                                 6,765
--------------------------------------------------------
Legal fees                                                    2,534
--------------------------------------------------------
Portfolio accounting fees                                    23,358
--------------------------------------------------------
Share registration costs                                      6,166
--------------------------------------------------------
Printing and postage                                          4,993
--------------------------------------------------------
Insurance premiums                                            1,373
--------------------------------------------------------
Miscellaneous                                                 2,129
--------------------------------------------------------  ---------
  Total expenses                                            363,759
--------------------------------------------------------
Waivers--
--------------------------------------------------------
  Waiver of investment advisory fee                        (150,135)
--------------------------------------------------------  ---------
    Net expenses                                                        213,624
-------------------------------------------------------------------  ----------
      Net investment income                                           1,923,507
-------------------------------------------------------------------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-------------------------------------------------------------------
Net realized gain on investments                                         97,943
-------------------------------------------------------------------
Net change in unrealized appreciation of investments                  2,502,332
-------------------------------------------------------------------  ----------
  Net realized and unrealized gain on investments                     2,600,275
-------------------------------------------------------------------  ----------
    Change in net assets resulting from operations                   $4,523,782
-------------------------------------------------------------------  ----------

(See Notes which are an integral part of the Financial Statements)

                                       7



INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED
                                                    (UNAUDITED)      YEAR ENDED
                         OCTOBER 31, 1998 APRIL 30, 1998
                                                  ---------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------
OPERATIONS--
------------------------------------------------
Net investment income                               $ 1,923,507     $  4,112,178
------------------------------------------------
Net realized gain (loss) on investments ($97,943
and $567,403 net gains, respectively, as
computed for federal tax purposes)                       97,943          567,403
------------------------------------------------
Net change in unrealized appreciation                 2,502,332        2,548,205
------------------------------------------------    -----------     ------------
  Change in net assets resulting from operations      4,523,782        7,227,786
------------------------------------------------    -----------     ------------
DISTRIBUTIONS TO SHAREHOLDERS--
------------------------------------------------
Distributions from net investment income             (1,923,507)      (4,112,178)
------------------------------------------------    -----------     ------------
SHARE TRANSACTIONS--
------------------------------------------------
Proceeds from sale of shares                          3,362,961       10,388,208
------------------------------------------------
Net asset value of shares issued to shareholders
in payment of distributions declared                    184,277          404,801
------------------------------------------------
Cost of shares redeemed                              (7,286,963)     (14,925,104)
------------------------------------------------    -----------     ------------
  Change in net assets resulting from share
   transactions                                      (3,739,725)      (4,132,095)
------------------------------------------------    -----------     ------------
    Change in net assets                             (1,139,450)      (1,016,487)
------------------------------------------------
NET ASSETS:
------------------------------------------------
Beginning of period                                  70,866,783       71,883,270
------------------------------------------------    -----------     ------------
End of period                                       $69,727,333     $ 70,866,783
------------------------------------------------    -----------     ------------

(See Notes which are an integral part of the Financial Statements)

                                       8



INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                          SIX MONTHS
                             ENDED             YEAR ENDED APRIL 30,
                          (UNAUDITED) -------------------------------------------
                          OCTOBER 31,
                             1998      1998     1997     1996     1995     1994
------------------------- ----------- -------  -------  -------  -------  -------
NET ASSET VALUE,
BEGINNING OF PERIOD          $10.41    $ 9.98   $ 9.98   $ 9.79   $ 9.84   $10.31
-------------------------
INCOME FROM INVESTMENT
OPERATIONS
-------------------------
 Net investment income         0.29      0.58     0.59     0.59     0.60     0.55
-------------------------
 Net realized and
 unrealized gain (loss)
 on investments                0.39      0.43     0.01     0.19    (0.05)   (0.47)
-------------------------   -------   -------  -------  -------  -------  -------
 Total from investment
  operations                   0.68      1.01     0.60     0.78     0.55     0.08
-------------------------   -------   -------  -------  -------  -------  -------
LESS DISTRIBUTIONS
-------------------------
 Distributions from net
 investment income            (0.29)    (0.58)   (0.59)   (0.59)   (0.60)   (0.55)
-------------------------
 Distributions from net
 realized gain on
 investments                     --        --    (0.01)      --       --       --
-------------------------   -------   -------  -------  -------  -------  -------
 Total distributions          (0.29)    (0.58)   (0.60)   (0.59)   (0.60)   (0.55)
-------------------------   -------   -------  -------  -------  -------  -------
NET ASSET VALUE, END OF
PERIOD                       $10.80    $10.41   $ 9.98   $ 9.98   $ 9.79   $ 9.84
-------------------------   -------   -------  -------  -------  -------  -------
TOTAL RETURN (A)               6.57%    10.37%    6.15%    7.97%    5.90%    0.66%
-------------------------
RATIOS TO AVERAGE NET
ASSETS
-------------------------
 Expenses                      0.60%*    0.61%    0.57%    0.40%    0.35%    0.31%
-------------------------
 Net investment income         5.38%*    5.67%    5.82%    5.85%    6.23%    5.32%
-------------------------
 Expense
 waiver/reimbursement (b)      0.42%*    0.45%    0.45%    0.66%    0.70%    0.70%
-------------------------
SUPPLEMENTAL DATA
-------------------------
 Net assets, end of
 period (000 omitted)       $69,727   $70,867  $71,883  $72,291  $62,514  $72,866
-------------------------
 Portfolio turnover              18%       28%      73%     104%      75%      20%
-------------------------

*  Computed on an annualized basis.

(a) Based on net asset value.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                                       9



INDEPENDENCE ONE FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                             VALUE
 ---------- ----------------------------------------------------   -----------
 CORPORATE BONDS--28.0%
 ---------------------------------------------------------------
            AUTOMOTIVE--1.3%
            ----------------------------------------------------
 $1,000,000 Ford Motor Credit Corp., Note, 6.125%, 1/9/2006        $ 1,019,110
            ----------------------------------------------------   -----------
            BANKING--6.6%
            ----------------------------------------------------
  1,000,000 Bank One Corp., Sub. Note, 8.100%, 3/1/2002              1,080,150
            ----------------------------------------------------
  1,000,000 Banc One Corp., Sub. Note, 8.740%, 9/15/2003             1,141,800
            ----------------------------------------------------
  1,000,000 Citicorp, Sr. Note, 5.625%, 2/15/2001                    1,001,750
            ----------------------------------------------------
  2,000,000 NationsBank Corp., Sr. Note, 7.000%, 9/15/2001           2,073,760
            ----------------------------------------------------   -----------
            Total                                                    5,297,460
            ----------------------------------------------------   -----------
            COMMERCIAL--2.5%
            ----------------------------------------------------
  1,000,000 Associates Corp. of North America, Sr. Note, 6.260%,
            2/15/2006                                                1,006,800
            ----------------------------------------------------
  1,000,000 General Electric Financial Services, Inc., Deb.,
            5.500%, 11/1/2001                                        1,000,750
            ----------------------------------------------------   -----------
            Total                                                    2,007,550
            ----------------------------------------------------   -----------
            ENTERTAINMENT--1.4%
            ----------------------------------------------------
  1,000,000 Disney (Walt) Co., Bond, Series B, 6.750%, 3/30/2006     1,091,620
            ----------------------------------------------------   -----------
            FINANCIAL SERVICES--2.6%
            ----------------------------------------------------
  1,000,000 Merrill Lynch & Co., Inc., Note, 7.000%, 3/15/2006       1,046,950
            ----------------------------------------------------
  1,000,000 Morgan Stanley, Dean Witter & Co., Note, 7.750%,
            6/1/2001                                                 1,054,450
            ----------------------------------------------------   -----------
            Total                                                    2,101,400
            ----------------------------------------------------   -----------
            FOOD & BEVERAGE--1.3%
            ----------------------------------------------------
  1,000,000 Sara Lee Corp., Note, 6.300%, 11/7/2005                  1,050,800
            ----------------------------------------------------   -----------
            INDUSTRIAL SERVICES--1.5%
            ----------------------------------------------------
  1,000,000 General Mills, Inc., Note, 8.900%, 6/15/2006             1,200,790
            ----------------------------------------------------   -----------
            OFFICE EQUIPMENT--1.3%
            ----------------------------------------------------
  1,000,000 Xerox Corp., Deb., 9.750%, 3/15/2000                     1,062,900
            ----------------------------------------------------   -----------

                                       10



INDEPENDENCE ONE FIXED INCOME FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                             VALUE
 ---------- ----------------------------------------------------   -----------
            PHARMACEUTICALS--1.5%
            ----------------------------------------------------
 $1,000,000 Lilly (Eli) & Co., Unsecured Note, 8.375%, 12/1/2006   $ 1,190,950
            ----------------------------------------------------   -----------
            RETAIL--5.3%
            ----------------------------------------------------
  1,000,000 Gap (The), Inc., Note, 6.900%, 9/15/2007                 1,086,260
            ----------------------------------------------------
  1,000,000 May Department Stores Co., Deb., 9.875%, 6/15/2000       1,075,320
            ----------------------------------------------------
  1,000,000 Penney (J.C.) Co., Inc., Sr. Note, Series A, 6.375%,
            9/15/2000                                                1,026,070
            ----------------------------------------------------
  1,000,000 Wal-Mart Stores, Inc., Unsecured Note, 6.125%,
            10/1/1999                                                1,009,730
            ----------------------------------------------------   -----------
            Total                                                    4,197,380
            ----------------------------------------------------   -----------
            TELECOMMUNICATIONS--2.7%
            ----------------------------------------------------
  1,000,000 AT&T Corp., Note, 7.500%, 6/1/2006                       1,122,720
            ----------------------------------------------------
  1,000,000 U.S. West Communications, Inc., Note, 6.625%,
            9/15/2005                                                1,069,480
            ----------------------------------------------------   -----------
            Total                                                    2,192,200
            ----------------------------------------------------   -----------
            TOTAL CORPORATE BONDS (IDENTIFIED COST $21,604,904)     22,412,160
            ----------------------------------------------------   -----------
 GOVERNMENT AGENCIES--18.7%
 ---------------------------------------------------------------
            FEDERAL FARM CREDIT BANK--2.6%
            ----------------------------------------------------
  2,000,000 5.970%, Note, 3/11/2005                                  2,097,600
            ----------------------------------------------------   -----------
            FEDERAL HOME LOAN BANK--12.8%
            ----------------------------------------------------
  2,000,000 5.530%, Bond, 1/15/2003                                  2,047,340
            ----------------------------------------------------
  4,000,000 6.028%, Bond, 5/7/2003                                   4,121,520
            ----------------------------------------------------
  2,000,000 5.125%, Note, 9/15/2003                                  2,023,560
            ----------------------------------------------------
  1,000,000 5.575%, Note, 9/2/2003                                   1,028,700
            ----------------------------------------------------
    880,000 7.460%, Note, 9/9/2004                                     984,852
            ----------------------------------------------------   -----------
            Total                                                   10,205,972
            ----------------------------------------------------   -----------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION--3.3%
            ----------------------------------------------------
  1,500,000 5.820%, Note, 2/12/2003                                  1,527,915
            ----------------------------------------------------
  1,000,000 7.490%, Note, 3/2/2005                                   1,128,930
            ----------------------------------------------------   -----------
            Total                                                    2,656,845
            ----------------------------------------------------   -----------
            TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST
             $14,466,309)                                           14,960,417
            ----------------------------------------------------   -----------

                                       11



INDEPENDENCE ONE FIXED INCOME FUND
-------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                           VALUE
 ---------- --------------------------------------------------   -----------
 U.S. TREASURY OBLIGATIONS--50.7%
 -------------------------------------------------------------
            U.S. TREASURY BONDS--4.5%
            --------------------------------------------------
 $1,000,000 6.000%, 2/15/2026                                    $ 1,090,890
            --------------------------------------------------
  2,000,000 10.750%, 5/15/2003                                     2,512,340
            --------------------------------------------------   -----------
            Total                                                  3,603,230
            --------------------------------------------------   -----------
            U.S. TREASURY NOTES--46.2%
            --------------------------------------------------
  4,500,000 5.125%, 12/31/1998                                     4,506,795
            --------------------------------------------------
  6,500,000 6.125%, 7/31/2000                                      6,695,585
            --------------------------------------------------
  4,750,000 6.250%, 2/15/2007                                      5,264,330
            --------------------------------------------------
  8,000,000 6.375%, 8/15/2002                                      8,546,960
            --------------------------------------------------
  6,800,000 6.750%, 6/30/1999                                      6,901,932
            --------------------------------------------------
  5,000,000 7.500%, 10/31/1999                                     5,147,900
            --------------------------------------------------   -----------
            TOTAL                                                 37,063,502
            --------------------------------------------------   -----------
            TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST
             $39,769,829)                                         40,666,732
            --------------------------------------------------   -----------
 (A) REPURCHASE AGREEMENTS--1.4%
 -------------------------------------------------------------
  1,127,000 First Chicago Capital Markets,  Inc., 5.300%, dated 10/30/1998,  due
            11/2/1998 (AT AMORTIZED COST) 1,127,000
            --------------------------------------------------   -----------
            TOTAL INVESTMENTS (IDENTIFIED COST $76,968,042)(B)   $79,166,309
            --------------------------------------------------   -----------

(a) The  repurchase   agreement  is  fully   collateralized   by  U.S.  Treasury
    obligations based on market prices at the date of the portfolio.

(b) The cost of investments for federal tax purposes amounts to $76,968,042. The net unrealized appreciation of investments on a federal tax basis amounts to $2,198,267 which is comprised of $2,624,294 appreciation and $426,027 depreciation at October 31, 1998.

Note: The categories of investments are shown as a percentage of net assets
      ($80,120,334) at October 31, 1998.

(See Notes which are an integral part of the Financial Statements)

                                      12

INDEPENDENCE ONE FIXED INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------
Total investments in securities, at
value (identified and tax cost
$76,968,042)                          $79,166,309
-------------------------------------
Cash                                        2,294
-------------------------------------
Income receivable                       1,356,367
-------------------------------------
Deferred organizational costs              10,253
-------------------------------------
Other assets                                7,088
------------------------------------- -----------
  Total assets                         80,542,311
-------------------------------------
LIABILITIES:
---------------------------
Income distribution payable  $381,867
---------------------------
Accrued expenses               40,110
---------------------------  --------
  Total liabilities                       421,977
------------------------------------- -----------
Net Assets for 7,798,833 shares
outstanding                           $80,120,334
------------------------------------- -----------
NET ASSETS CONSIST OF:
-------------------------------------
Paid in capital                       $77,936,271
-------------------------------------
Net unrealized appreciation of
investments                             2,198,267
-------------------------------------
Accumulated net realized loss on
investments                               (14,204)
------------------------------------- -----------
  Total Net Assets                    $80,120,334
------------------------------------- -----------
NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PROCEEDS PER SHARE:
-------------------------------------
$80,120,334 / 7,798,833 shares
outstanding                                $10.27
------------------------------------- -----------

(See Notes which are an integral part of the Financial Statements)

                                       13



INDEPENDENCE ONE FIXED INCOME FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-------------------------------------------------------------------
Interest                                                             $2,561,989
-------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------
Investment advisory fee                                   $ 303,611
--------------------------------------------------------
Administrative personnel and services fee                    42,016
--------------------------------------------------------
Custodian fees                                               10,174
--------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses     15,779
--------------------------------------------------------
Directors'/Trustees' fees                                     2,086
--------------------------------------------------------
Auditing fees                                                 6,958
--------------------------------------------------------
Legal fees                                                    3,128
--------------------------------------------------------
Portfolio accounting fees                                    22,603
--------------------------------------------------------
Share registration costs                                      7,847
--------------------------------------------------------
Printing and postage                                          5,347
--------------------------------------------------------
Insurance premiums                                            1,448
--------------------------------------------------------
Miscellaneous                                                 3,873
--------------------------------------------------------  ---------
  Total expenses                                            424,870
--------------------------------------------------------
Waivers--
--------------------------------------------------------
  Waiver of investment advisory fee                        (189,507)
--------------------------------------------------------  ---------
    Net expenses                                                        235,363
-------------------------------------------------------------------  ----------
      Net investment income                                           2,326,626
-------------------------------------------------------------------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-------------------------------------------------------------------
Net realized gain on investments                                        204,893
-------------------------------------------------------------------
Net change in unrealized appreciation of investments                  1,722,342
-------------------------------------------------------------------  ----------
  Net realized and unrealized gain on investments                     1,927,235
-------------------------------------------------------------------  ----------
    Change in net assets resulting from operations                   $4,253,861
-------------------------------------------------------------------  ----------

(See Notes which are an integral part of the Financial Statements)

                                       14

INDEPENDENCE ONE FIXED INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED
                                                    (UNAUDITED)      YEAR ENDED
                         OCTOBER 31, 1998 APRIL 30, 1998
                                                  ---------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------
OPERATIONS--
------------------------------------------------
Net investment income                               $  2,326,626    $  4,537,227
------------------------------------------------
Net  realized  gain (loss) on  investments  ($204,893  net gain and $102,986 net loss, respectively, as computed for federal tax
purposes)                                                204,893         (16,975)
------------------------------------------------
Net change in unrealized appreciation                  1,722,342       1,766,893
------------------------------------------------    ------------    ------------
  Change in net assets resulting from operations       4,253,861       6,287,145
------------------------------------------------    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS--
------------------------------------------------
Distributions from net investment income              (2,326,626)     (4,537,227)
------------------------------------------------    ------------    ------------
SHARE TRANSACTIONS--
------------------------------------------------
Proceeds from sale of shares                           6,520,703      19,644,568
------------------------------------------------
Net asset value of shares issued to shareholders
in payment of distributions declared                   1,713,623       3,881,214
------------------------------------------------
Cost of shares redeemed                              (10,383,451)    (15,817,021)
------------------------------------------------    ------------    ------------
  Change in net assets resulting from share
   transactions                                       (2,149,125)      7,708,761
------------------------------------------------    ------------    ------------
    Change in net assets                                (221,890)      9,458,679
------------------------------------------------
NET ASSETS:
------------------------------------------------
Beginning of period                                   80,342,224      70,883,545
------------------------------------------------    ------------    ------------
End of period                                       $ 80,120,334    $ 80,342,224
------------------------------------------------    ------------    ------------

(See Notes which are an integral part of the Financial Statements)

                                       15



INDEPENDENCE ONE FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                   SIX MONTHS
                                      ENDED     YEAR ENDED APRIL 30,
                                   (UNAUDITED) ---------------------------
                                   OCTOBER 31,
                                      1998      1998     1997      1996(A)
---------------------------------  ----------- -------  -------    -------
NET ASSET VALUE, BEGINNING OF
PERIOD                                $10.03    $ 9.80   $ 9.82     $10.00
---------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------
 Net investment income                  0.29      0.59     0.57       0.30
---------------------------------
 Net realized and unrealized gain
  (loss) on investments                 0.24      0.23    (0.02)     (0.18)
---------------------------------    -------   -------  -------    -------   ---
 Total from investment operations       0.53      0.82     0.55       0.12
---------------------------------    -------   -------  -------    -------   ---
LESS DISTRIBUTIONS
---------------------------------
 Distributions from net
  investment income                    (0.29)    (0.59)   (0.57)     (0.30)
---------------------------------
 Distributions from net realized
  gain on investments                     --        --     0.00(b)      --
---------------------------------    -------   -------  -------    -------   ---
 Total distributions                   (0.29)    (0.59)   (0.57)     (0.30)
---------------------------------    -------   -------  -------    -------   ---
NET ASSET VALUE, END OF PERIOD        $10.27    $10.03   $ 9.80     $ 9.82
---------------------------------    -------   -------  -------    -------   ---
TOTAL RETURN (C)                        5.39%     8.56%    5.79%      1.15%
---------------------------------
RATIOS TO AVERAGE NET ASSETS
---------------------------------
 Expenses                               0.58%*    0.56%    0.55%      0.54%*
---------------------------------
 Net investment income                  5.75%*    5.92%    5.83%      5.73%*
---------------------------------
 Expense waiver/reimbursement (d)       0.47%*    0.50%    0.50%      0.61%*
---------------------------------
SUPPLEMENTAL DATA
---------------------------------
 Net assets, end of period (000
  omitted)                           $80,120   $80,342  $70,884    $62,256
---------------------------------
 Portfolio turnover                        9%       21%      23%         4%
---------------------------------

*  Computed on an annualized basis.

(a) Reflects operations for the period from October 23, 1995 (date of initial public investment) to April 30, 1996.

(b) Distribution from net realized gain on investments was less than one cent per share.

(c) Based on net asset value.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                                      16



INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE
 ---------- ---------------------------------------------   ------- -----------
 (A) LONG-TERM MUNICIPALS--98.2%
 --------------------------------------------------------
            MICHIGAN--98.2%
            ---------------------------------------------
 $  825,000 Allegan, MI Public School District, GO UT
            Bonds, 5.55%, Michigan State GTD (Q-SBLF),
            (AMBAC INS)/(Original Issue Yield: 5.60%),
            5/1/2010                                        AAA/Aaa $   911,708
            ---------------------------------------------
    100,000 Auburn Hills, MI Local Development Financial
            Authority, Tax Increment Revenue Bonds
            (Series A), 7.00% (Dai-Ichi Kangyo Bank Ltd.,
            Tokyo LOC), 11/1/2000                            NR/A3      101,865
            ---------------------------------------------
    400,000 Beaverton,  MI Rural Schools, GO UT Bonds, 4.70%, Michigan State GTD
            (Q-SBLF), (FGIC
            INS)/(Original Issue Yield: 4.75%), 5/1/2008    AAA/Aaa     412,108
            ---------------------------------------------
    485,000 Central Michigan University, Revenue Bonds,
            5.30% (FGIC INS)/(Original Issue Yield:
            5.40%), 10/1/2011                               AAA/Aaa     530,420
            ---------------------------------------------
    150,000 Clare County, MI, GO UT Refunding Bonds,
            5.00% (Sewage Disposal System No. 3)/(AMBAC
            INS)/(Original Issue Yield: 5.10%), 11/1/2003   AAA/Aaa     155,139
            ---------------------------------------------
    480,000 Detroit,  MI City School  District,  GO UT Bonds  (Series A), 6.50%,
            Michigan State GTD (Q- SBLF), (AMBAC INS)/(Original Issue Yield:
            5.40%), 5/1/2008                                AAA/Aaa     564,331
            ---------------------------------------------
    500,000 East Detroit Michigan School District, GO UT Refunding Bonds, 6.50%,
            Michigan State GTD (Q-SBLF), (FGIC INS)/(Original Issue Yield:
            5.45%), 5/1/2006                                AAA/Aaa     577,705
            ---------------------------------------------
    175,000 Grand Haven, MI Area Public Schools,  GO UT Refunding  Bonds,  5.50%
            (MBIA INS)/(Original
            Issue Yield: 5.55%), 5/1/2005                   AAA/Aaa     188,760
            ---------------------------------------------
    680,000 Grand  Rapids,  MI  Community  College,  GO UT  Bonds,  5.30%  (MBIA
            INS)/(Original Issue
            Yield: 5.35%), 5/1/2009                         AAA/Aaa     727,926
            ---------------------------------------------
    400,000 Greater Detroit Resource Recovery Authority,
            MI, Refunding Revenue Bonds (Series A), 4.30%
            (AMBAC INS)/(Original Issue Yield: 4.35%),
            12/13/1998                                      AAA/Aaa     400,584
            ---------------------------------------------

                                       17



INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE
 ---------- ---------------------------------------------   ------- -----------
 (A) LONG-TERM MUNICIPALS--CONTINUED
 --------------------------------------------------------
            MICHIGAN--CONTINUED
            ---------------------------------------------
 $  500,000 Greater Detroit Resource Recovery Authority,
            MI, Refunding Revenue Bonds (Series A), 5.00%
            (AMBAC INS)/(Original Issue Yield: 4.75%),
            12/13/2000                                      AAA/Aaa $   515,650
            ---------------------------------------------
    550,000 Holland, MI Area Community Swimming Pool
            Authority, GO UT Bonds, 5.125% (FGIC
            INS)/(Original Issue Yield: 5.40%), 5/1/2010    AAA/Aaa     575,069
            ---------------------------------------------
  1,000,000 Kenowa Hills Michigan Public Schools, GO UT
            Bonds, 5.60% (MBIA INS), 5/1/2009               AAA/Aaa   1,085,350
            ---------------------------------------------
    500,000 Kent County, MI, GO, 4.50% (Original Issue
            Yield: 5.00%), 11/1/2011                        AAA/Aa2     506,145
            ---------------------------------------------
    600,000 Lakewood, MI Public Schools, GO UT Bonds, 5.30% (MBIA INS)/(Original
            Issue Yield:
            5.45%), 5/1/2009                                AAA/Aaa     637,932
            ---------------------------------------------
    100,000 Lapeer, MI, GO LT Refunding Bonds, 6.10%
            (AMBAC INS)/(Original Issue Yield: 6.25%),
            10/1/1999                                       AAA/Aaa     102,778
            ---------------------------------------------
  1,055,000 Lincoln Park, MI School District, GO UT
            Bonds, 5.70% (FGIC INS), 5/1/2008               AAA/Aaa   1,176,283
            ---------------------------------------------
    600,000 Marquette, MI Hospital Finance Authority,
            Refunding Revenue Bonds (Series D), 4.95%
            (Marquette General Hospital, MI)/(FSA INS),
            4/1/2002                                        AAA/Aaa     621,426
            ---------------------------------------------
  1,000,000 Michigan Municipal Bond Authority, Revenue
            Bonds (Series B), 5.35% (Original Issue
            Yield: 5.45%), 10/1/2007                        AA+/Aa1   1,085,170
            ---------------------------------------------
    500,000 Michigan Municipal Bond Authority, Revenue
            Bonds, 5.25% (Local Government Loan
            Program)/(AMBAC INS), 5/1/2006                  AAA/Aaa     538,655
            ---------------------------------------------
    100,000 Michigan State Building Authority, Revenue
            Bonds (Series I), 5.50% (Original Issue
            Yield: 5.60%), 10/1/2004                        AA/Aa2      107,460
            ---------------------------------------------
    150,000 Michigan State Building Authority, Revenue
            Bonds, 6.20% (Grand Rapids Center)/(BIG INS),
            3/1/2001                                        AAA/Aaa     158,558
            ---------------------------------------------
    460,000 Michigan State Hospital Finance Authority,
            Refunding Revenue Bonds, 5.60% (Oakwood
            Hospital Obligated Group)/(FGIC
            INS)/(Original Issue Yield: 5.70%), 5/1/1999    AAA/Aaa     466,141
            ---------------------------------------------
    100,000 Michigan State Housing Development Authority,
            Refunding Revenue Bonds (Series A), 6.40%
            (FHA/VA mtgs GTD), 6/1/2000                     AA+/NR      102,960
            ---------------------------------------------

                                       18



INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE
 ---------- ---------------------------------------------   ------- -----------
 (A) LONG-TERM MUNICIPALS--CONTINUED
 --------------------------------------------------------
            MICHIGAN--CONTINUED
            ---------------------------------------------
 $  500,000 Michigan State Housing Development Authority,
            Refunding Revenue, 4.85% (AMBAC INS),
            10/1/2002                                       AAA/Aaa $   511,020
            ---------------------------------------------
    150,000 Michigan Strategic Fund, Small Business
            Refunding Revenue Bonds (Series A1-A2), 5.90%
            (SBA GTD), 10/1/2000                            NR/Aaa      156,972
            ---------------------------------------------
    500,000 Novi, MI, Refunding G.O. Bonds, 5.25%,
            10/1/2009                                        A+/A1      542,620
            ---------------------------------------------
    600,000 Ottawa County, MI Building Authority, Revenue
            Bonds, 4.90%, 11/1/2009                         AA/Aa3      629,766
            ---------------------------------------------
    100,000 Portage, MI, GO LT City Share Bonds, 5.90%,
            12/1/2003                                       AA-/NR      109,428
            ---------------------------------------------
    700,000 Redford, MI School District,  GO UT Bonds, 6.25%, Michigan State GTD
            (Q-SBLF), (FGIC
            INS)/(Original Issue Yield: 5.35%), 5/1/2007    AAA/Aaa     808,486
            ---------------------------------------------
    390,000 Rochester, MI, GO UT Refunding Bonds, 4.90%
            (FSA INS), 10/1/2006                            AAA/Aaa     415,931
            ---------------------------------------------
    400,000 St. Clair County, MI, GO LT Water Supply
            System Bonds, 5.00% (Burtchville)/(MBIA
            INS)/(Original Issue Yield: 5.10%), 11/1/2009   AAA/Aaa     418,096
            ---------------------------------------------
    500,000 Three Rivers Michigan Community Schools, GO
            UT Bonds, 5.40% (Michigan State GTD)/(MBIA
            INS), 5/1/2008                                  AAA/Aaa     547,850
            ---------------------------------------------
    765,000 University of Michigan, Revenue Bonds (Series
            A), 5.40%, 11/15/2008                           AA/Aa1      833,383
            ---------------------------------------------
    350,000 University of Michigan, Revenue Bonds (Series
            A), 5.60% (Original Issue Yield: 5.70%),
            11/15/2012                                      AA/Aa1      380,475
            ---------------------------------------------
    500,000 Washtenaw Community College, MI, GO UT, 5.00%
            (Original Issue Yield: 5.10%), 4/1/2008         AA/Aa3      525,745
            ---------------------------------------------
    500,000 Washtenaw Community College, MI, GO UT, 5.00%
            (Original Issue Yield: 5.35%), 4/1/2011         AA/Aa3      516,080
            ---------------------------------------------
    100,000 Wayne County, MI Community College, GO UT
            Refunding Bonds, 6.15% (FGIC INS), 4/1/1999     AAA/Aaa     101,351
            ---------------------------------------------
    750,000 Western Michigan University, Revenue
            Refunding Bonds, 5.00% (FGIC INS)/(Original
            Issue Yield: 5.15%), 11/15/2012                 AAA/Aaa     766,680
            ---------------------------------------------

                                       19



INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND
-------------------------------------------------------------------------------

 PRINCIPAL                                                 CREDIT
   AMOUNT                                                  RATING*    VALUE
 ---------- --------------------------------------------   ------- -----------
 (A) LONG-TERM MUNICIPALS--CONTINUED
 -------------------------------------------------------
            MICHIGAN--CONTINUED
            --------------------------------------------
 $  500,000 Wixon, MI, UT GO Bonds, 4.70% (AMBAC
            INS)/(Original Issue Yield: 4.85%), 5/1/2009   AAA/Aaa $   512,550
            --------------------------------------------           -----------
            TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST
             $18,710,100)                                           20,026,556
            --------------------------------------------           -----------
 MUTUAL FUNDS--0.2%
 -------------------------------------------------------
     44,405 Goldman Sachs Tax Exempt Fund (at net asset
            value)                                                      44,405
            --------------------------------------------           -----------
            TOTAL INVESTMENTS (IDENTIFIED COST
             $18,754,505)(B)                                       $20,070,961
            --------------------------------------------           -----------

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

(a) At October 31, 1998, 2.6% of the total investments at market value were subject to alternative minimum tax.

(b) The cost of investments for federal tax purposes amounts to $18,754,505. The net unrealized appreciation of investments on a federal tax basis amounts to $1,316,456 at October 31, 1998.

Note: The categories of investments are shown as a percentage of net assets
      ($20,386,524) at October 31, 1998.

The following acronyms are used throughout this portfolio:

AMBAC--American Municipal Bond Assurance Corporation
                                          GTD--Guaranty
BIG--Bond Investors Guaranty              INS--Insured
FGIC--Financial Guaranty Insurance CompanyLOC--Letter of Credit
                                          LT--Limited Tax
FHA/VA--Federal Housing Administration/ Veterans Administration
FSA--Financial Security Assurance         MBIA--Municipal Bond Investors
GO--General Obligation                    Assurance
                                          SBA--Small Business Association
                                          UT--Unlimited Tax

(See Notes which are an integral part of the Financial Statements)

                                      20



INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------
Total investments in securities, at
value (identified and tax cost
$18,754,505)                          $20,070,961
-------------------------------------
Cash                                        1,343
-------------------------------------
Income receivable                         382,079
-------------------------------------
Deferred organizational costs              11,539
-------------------------------------
Other assets                                3,422
------------------------------------- -----------
  Total assets                         20,469,344
-------------------------------------
LIABILITIES:
----------------------------
Income distribution payable  $ 65,912
----------------------------
Accrued expenses               16,908
---------------------------- --------
  Total liabilities                        82,820
------------------------------------- -----------
Net Assets for 1,924,470 shares
outstanding                           $20,386,524
------------------------------------- -----------
NET ASSETS CONSIST OF:
-------------------------------------
Paid in capital                       $19,037,942
-------------------------------------
Net unrealized appreciation of
investments                             1,316,456
-------------------------------------
Accumulated net realized gain on
investments                                32,126
------------------------------------- -----------
  Total Net Assets                    $20,386,524
------------------------------------- -----------
NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PROCEEDS PER SHARE:
-------------------------------------
$20,386,524 / 1,924,470 shares
outstanding                                $10.59
------------------------------------- -----------

(See Notes which are an integral part of the Financial Statements)

                                       21



INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-------------------------------------------------------------------
Interest                                                             $506,830
-------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------
Investment advisory fee                                    $ 79,259
---------------------------------------------------------
Administrative personnel and services fee                    10,970
---------------------------------------------------------
Custodian fees                                                7,540
---------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses     15,209
---------------------------------------------------------
Directors'/Trustees' fees                                       622
---------------------------------------------------------
Auditing fees                                                 6,999
---------------------------------------------------------
Legal fees                                                    2,619
---------------------------------------------------------
Portfolio accounting fees                                    24,787
---------------------------------------------------------
Share registration costs                                      6,705
---------------------------------------------------------
Printing and postage                                          3,781
---------------------------------------------------------
Insurance premiums                                            1,162
---------------------------------------------------------
Miscellaneous                                                 4,726
---------------------------------------------------------  --------
  Total expenses                                            164,379
---------------------------------------------------------
Waivers--
------------------------------------------------
 Waiver of investment advisory fee               $(51,673)
------------------------------------------------
 Waiver of administrative personnel and services
  fee                                              (9,511)
------------------------------------------------ --------
  Total waivers                                             (61,184)
---------------------------------------------------------  --------
    Net expenses                                                      103,195
-------------------------------------------------------------------  --------
      Net investment income                                           403,635
-------------------------------------------------------------------  --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-------------------------------------------------------------------
Net realized gain on investments                                        9,596
-------------------------------------------------------------------
Net change in unrealized appreciation of investments                  574,162
-------------------------------------------------------------------  --------
  Net realized and unrealized gain on investments                     583,758
-------------------------------------------------------------------  --------
    Change in net assets resulting from operations                   $987,393
-------------------------------------------------------------------  --------

(See Notes which are an integral part of the Financial Statements)

                                       22



INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED
                                                    (UNAUDITED)      YEAR ENDED
                         OCTOBER 31, 1998 APRIL 30, 1998
                                                  ---------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------
OPERATIONS--
------------------------------------------------
Net investment income                               $   403,635     $ 1,003,030
------------------------------------------------
Net realized gain (loss) on investments ($9,596
and $92,311 net gains, respectively, as computed
for federal tax purposes)                                 9,596          91,171
------------------------------------------------
Net change in unrealized appreciation                   574,162         709,048
------------------------------------------------    -----------     -----------
  Change in net assets resulting from operations        987,393       1,803,249
------------------------------------------------    -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS--
------------------------------------------------
Distributions from net investment income               (403,635)     (1,003,030)
------------------------------------------------    -----------     -----------
SHARE TRANSACTIONS--
------------------------------------------------
Proceeds from sale of shares                            401,417       3,693,948
------------------------------------------------
Net asset value of shares issued to shareholders
in payment of distributions declared                      6,662          13,837
------------------------------------------------
Cost of shares redeemed                              (1,631,831)     (6,964,431)
------------------------------------------------    -----------     -----------
  Change in net assets resulting from share
   transactions                                      (1,223,752)     (3,256,646)
------------------------------------------------    -----------     -----------
    Change in net assets                               (639,994)     (2,456,427)
------------------------------------------------
NET ASSETS:
------------------------------------------------
Beginning of period                                  21,026,518      23,482,945
------------------------------------------------    -----------     -----------
End of period                                       $20,386,524     $21,026,518
------------------------------------------------    -----------     -----------

(See Notes which are an integral part of the Financial Statements)

                                       23



INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                   SIX MONTHS
                                      ENDED     YEAR ENDED APRIL 30,
                                   (UNAUDITED) ---------------------------
                                   OCTOBER 31,
                                      1998      1998     1997      1996(A)
---------------------------------  ----------- -------  -------    -------
Net asset value, beginning of
period                                $10.30    $ 9.99   $ 9.95     $10.00
---------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------
 Net investment income                  0.20      0.42     0.41       0.17
---------------------------------
 Net realized and unrealized gain
  (loss) on investments                 0.29      0.31     0.04      (0.05)
---------------------------------    -------   -------  -------    -------
 Total from investment operations       0.49      0.73     0.45       0.12
---------------------------------    -------   -------  -------    -------
LESS DISTRIBUTIONS
---------------------------------
 Distributions from net
  investment income                    (0.20)    (0.42)   (0.41)     (0.17)
---------------------------------
 Distributions from net realized
  gain on investments                     --        --     0.00(b)      --
---------------------------------    -------   -------  -------    -------
 Total distributions                   (0.20)    (0.42)   (0.41)     (0.17)
---------------------------------    -------   -------  -------    -------
NET ASSET VALUE, END OF PERIOD        $10.59    $10.30   $ 9.99     $ 9.95
---------------------------------    -------   -------  -------    -------
TOTAL RETURN (C)                        4.81%     7.38%    4.62%      1.21%
---------------------------------
RATIOS TO AVERAGE NET ASSETS
---------------------------------
 Expenses                               0.98%*    0.81%    0.70%      0.57%*
---------------------------------
 Net investment income                  3.82%*    4.07%    4.12%      3.83%*
---------------------------------
 Expense waiver (d)                     0.58%*    0.72%    0.94%      0.76%*
---------------------------------
SUPPLEMENTAL DATA
---------------------------------
 Net assets, end of period (000
  omitted)                           $20,387   $21,027  $23,483    $25,123
---------------------------------
 Portfolio turnover                        3%       11%      48%        39%
---------------------------------

*  Computed on an annualized basis.
(a) Reflects operations for the period from November 20, 1995 (date of initial public investment) to April 30, 1996.
(b) Distribution from net realized gain on investments was less than one cent per share.
(c) Based on net asset value.
(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                                      24



INDEPENDENCE ONE MUTUAL FUNDS
COMBINED NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1998 (UNAUDITED)
-------------------------------------------------------------------------------

(1) ORGANIZATION

Independence One Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company. The Trust consists of nine portfolios. The financial statements of the following portfolios (individually referred to as the "Fund", or collectively as the "Funds") are presented herein:

               PORTFOLIO NAME                        INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------
  Independence One U.S. Government Securities To seek high current income.
  Fund ("U.S. Government Securities Fund")(d)
-------------------------------------------------------------------------------
  Independence One Fixed Income Fund          To seek total return.
  ("Fixed Income Fund")(d)
-------------------------------------------------------------------------------
  Independence One Michigan Municipal Bond    To provide current income which
  Fund ("Michigan Municipal Bond Fund")(n)    is exempt from federal regular
                                              income tax and the personal
                        income taxes imposed by the state
                                              of Michigan and Michigan
                                              municipalities.


(d) Diversified portfolio

(n) Non-diversified portfolio

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS--Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.


                                      25



INDEPENDENCE ONE MUTUAL FUNDS
-------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

  FEDERAL TAXES--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

  At April 30, 1998, the Funds, for federal tax purposes, had capital loss carryforwards, as noted below, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve each Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

                                      EXPIRATION EXPIRATION  TOTAL TAX
                                         YEAR       YEAR        LOSS
     FUND NAME                           2005       2006    CARRYFORWARD
  ----------------------------------------------------------------------
     U.S. Government Securities Fund   $487,414      --       $487,414
  ----------------------------------------------------------------------
     Fixed Income Fund                 $ 72,088   $102,986    $175,074

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.


                                      26



INDEPENDENCE ONE MUTUAL FUNDS
-------------------------------------------------------------------------------
  DEFERRED EXPENSES--The costs incurred by each Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from each Fund's commencement date.

  USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each Fund. Transactions in shares were as follows:

                                                 U.S. GOVERNMENT
                                                 SECURITIES FUND
                                              -----------------------
                                              SIX MONTHS
                                                 ENDED
                                              (UNAUDITED)  YEAR ENDED
                                              OCTOBER 31,  APRIL 30,
                                                 1998         1998
--------------------------------------------  -----------  ----------
Shares sold                                      318,029    1,008,867
--------------------------------------------
Shares issued to shareholders in payment of
distributions declared                            17,351       39,277
--------------------------------------------
Shares redeemed                                 (684,279)  (1,447,352)
--------------------------------------------  ----------   ----------
Net change resulting from share transactions    (348,899)    (399,208)
--------------------------------------------  ----------   ----------
                                                FIXED INCOME FUND
                                              -----------------------
                                              SIX MONTHS
                                                 ENDED
                                              (UNAUDITED)  YEAR ENDED
                                              OCTOBER 31,  APRIL 30,
                                                 1998         1998
--------------------------------------------  -----------  ----------
Shares sold                                      642,849    1,968,892
--------------------------------------------
Shares issued to shareholders in payment of
distributions declared                           169,179      388,432
--------------------------------------------
Shares redeemed                               (1,021,590)  (1,583,847)
--------------------------------------------  ----------   ----------
Net change resulting from share transactions    (209,562)     773,477
--------------------------------------------  ----------   ----------

                                      27



INDEPENDENCE ONE MUTUAL FUNDS
-------------------------------------------------------------------------------

                                                MICHIGAN MUNICIPAL
                                                    BOND FUND
                                              ----------------------
                                              SIX MONTHS
                                                 ENDED
                                              (UNAUDITED) YEAR ENDED
                                              OCTOBER 31, APRIL 30,
                                                 1998        1998
--------------------------------------------  ----------- ----------
Shares sold                                      38,376     358,787
--------------------------------------------
Shares issued to shareholders in payment of
distributions declared                              636       1,340
--------------------------------------------
Shares redeemed                                (155,622)   (669,163)
--------------------------------------------   --------    --------
Net change resulting from share transactions   (116,610)   (309,036)
--------------------------------------------   --------    --------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  INVESTMENT ADVISORY FEE--Michigan National Bank, the Funds' investment adviser (the "Adviser") receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets (see below).

             PORTFOLIO NAME           INVESTMENT ADVISORY FEE
  -----------------------------------------------------------
     U.S. Government Securities Fund           0.70%
  -----------------------------------------------------------
     Fixed Income Fund                         0.75%
  -----------------------------------------------------------
     Michigan Municipal Bond Fund              0.75%


  The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

  ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Funds with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period. The administrative fee received during any fiscal year shall be at least $50,000 for each portfolio in the Trust.

  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

                                      28



INDEPENDENCE ONE MUTUAL FUNDS
-------------------------------------------------------------------------------

  PORTFOLIO ACCOUNTING FEES--FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

  CUSTODIAN FEES--Michigan National Bank is the Funds' custodian. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

  GENERAL--Certain of the Officers of the Trust are Officers and/or Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTION

Purchases and sales of investments, excluding short-term securities, for the six months ended October 31, 1998, were as follows:

          PORTFOLIO NAME            PURCHASES     SALES
----------------------------------------------------------
  U.S. Government Securities Fund  $12,138,624 $13,402,738
----------------------------------------------------------
  Fixed Income Fund                  7,140,761   8,355,871
----------------------------------------------------------
  Michigan Municipal Bond Fund         504,030   1,013,625


(6) CONCENTRATION OF CREDIT RISK

Since Michigan Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1998, 72.4% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 27% of total investments.

(7) YEAR 2000

Similar to other financial organizations, the Funds could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the funds.


                                      29


TRUSTEES                              OFFICERS
--------------------------------------------------------------------------------

Robert E. Baker                       Edward C. Gonzales

                                       President and Treasurer
Harold Berry                          Jeffrey W. Sterling

                                       Vice President and Assistant Treasurer
Nathan Forbes

                                      Jay S. Neuman
Harry J. Nederlander                   Secretary

                                      Timothy S. Johnson
Thomas S. Wilson                       Assistant Secretary
                                      C. Grant Anderson
                                       Assistant Secretary




Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U. S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

                                       30




INDEPENDENCE ONE
MUTUAL FUNDS

5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7010

INVESTMENT ADVISER
Michigan National Bank
27777 Inkster Road
Mail Code 10-52
Farmington Hills, Michigan 48333-9065

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779

CUSTODIAN
Michigan National Bank
27777 Inkster Road
Mail Code 10-30
Farmington Hills, Michigan 48333-9065

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
Federated Shareholder
Services Company
P.O. Box 8600
Boston, Massachusetts 02266-8600

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
One Mellon Bank Center
Pittsburgh, Pennsylvania 15219


INDEPENDENCE ONE(R)
MUTUAL FUNDS
(DISTRIBUTED BY FEDERATED SECURITIES CORP.)

COMBINED
SEMI-ANNUAL REPORT
TO SHAREHOLDERS
OCTOBER 31, 1998

                                                          Independence One Prime
                                                               Money Market Fund
                         Independence One U.S. Treasury
                                                               Money Market Fund
                                                       Independence One Michigan
                                                             Municipal Cash Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[LOGO OF MICHIGAN NATIONAL BANK]
Investment Adviser

G01889-03 (12/98) [recycled logo]


PRESIDENT'S MESSAGE
-------------------------------------------------------------------------------

Dear Investor:

I am pleased to present the Semi-Annual Report of the Independence One Money Market Funds for the first half of the funds' fiscal year, which is the six-month period from May 1, 1998 through October 31, 1998. This report begins with a discussion with each fund's portfolio manager, which is followed by a complete listing of fund holdings and financial information.

Each fund is a convenient, stable way to put your ready cash to work every day pursuing competitive money market income.* Fund-by-fund highlights for the six-month period are below.

INDEPENDENCE ONE PRIME MONEY MARKET FUND, a high-quality portfolio of money market securities, paid dividends of $0.03 per share for Class A Shares and Class B Shares over the reporting period, respectively. Assets in the fund reached $617.4 million at the end of the reporting period.

INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND, a portfolio of U.S. Treasury money market securities, paid a total of $0.02 per share in dividends over the reporting period. Assets in the fund totaled $257.9 million at reporting period end.

INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND, a high-quality portfolio of more than 50 Michigan municipal money market securities, paid a total of $0.02 per share in double tax-free dividends over the reporting period.+ Assets in the fund totaled $129.8 million on the last day of the reporting period.

Than you for keeping your cash working every day through one or more of the Independence One Money Market Funds.

Sincerely,

/s/ Edward C. Gonzales
Edward C. Gonzales
President
December 15, 1998

* An investment in the funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

+Income may be subject to the federal alternative minimum tax.


INVESTMENT REVIEW
-------------------------------------------------------------------------------

Q What are your comments on the short-term markets over the first half of the funds' fiscal year, which was punctuated by two rate cuts by the Federal Reserve Board ("Fed")?

A The Fed has sent a strong message to the financial markets in the past two months with its more accommodating monetary policy. It has expressed its resolve to avert a full-blown credit crunch and to keep the current U.S. expansion healthy. With fears of a credit crunch looming, the Fed lowered its interest rate target on federal funds by 1/4 of 1% on September 29th, followed by a second rate cut on October 15, 1998.


Q In this environment, how did the Independence One Money Market Funds perform for shareholders in terms of income and 7-day net yield during the six-month reporting period ended October 31, 1998? And what was the average maturity of each Fund?


A INDEPENDENCE ONE PRIME MONEY MARKET FUND Independence One Prime Money Market Fund earned a total return of 2.54% for Class A Shares and 2.67%
for Class B Shares during the six-month reporting period ended October 31, 1998.* The 7-day net yield for Class A Shares began the reporting period on May 1, 1998 at 5.03% and ended the reporting period on October 31, 1998 at 4.60%.* The 7-day net yield for Class B Shares began the reporting period on May 1, 1998 at 5.28% and ended the reporting period on October 31, 1998 at 4.85%.* The average maturity of the fund as of October 31, 1998 was 53 days.


INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND
Independence One U.S. Treasury Money Market Fund earned a total return of 2.46% during the six-month reporting period ended October 31, 1998.* The 7-day net yield began the reporting period on May 1, 1998 at 4.91% and ended the reporting period on October 31, 1998 at 4.37%.* The average maturity for the fund as of October 31, 1998 was 64 days.

INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
Independence One Michigan Municipal Cash Fund earned a total return of 1.53% during the six-month reporting period ended October 31, 1998.* The 7-day net yield began the reporting period on May 1, 1998 at 3.37% and ended the reporting period on October 31, 1998 at 2.82%.* The average maturity of the fund as of October 31, 1998 was 50 days.


Q As the end of 1998 approaches, there is still some expectation of further rate cuts by the Fed. What is your overall outlook for short-term interest rates?


A While we anticipate a slowing in the U.S. growth rate next year, reflecting the impact of overall global economic weakness, we believe a recession is unlikely. Additional Fed short-term interest rate cuts are in our forecast; investors, however, may begin to question whether the more aggressive easing posture of the Fed will eventually lead to an increase in inflation expectations.

* Performance quoted represents past performance and is not indicative of future results. Yields will vary. Yields quoted for money market funds most closely reflect the funds' current earnings.



INDEPENDENCE ONE PRIME MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                            VALUE
 ----------- --------------------------------------------------   ------------
 CERTIFICATE OF DEPOSIT--31.6%
 --------------------------------------------------------------
             FINANCE--31.6%
             --------------------------------------------------
 $10,000,000 ABN-AMRO Bank NV, Chicago, 5.740%, 3/12/1999         $  9,995,745
             --------------------------------------------------
  15,000,000 Bank of America NT and SA, San Francisco, 5.540%,
             11/23/1998                                             15,000,000
             --------------------------------------------------
  10,000,000 Bank of Montreal, 5.130%, 1/29/1999                    10,000,244
             --------------------------------------------------
  25,000,000 Bank of Nova Scotia, Toronto, 5.400% - 5.440%,
             12/10/1998 - 12/17/1998                                25,001,374
             --------------------------------------------------
  15,000,000 Banque Nationale de Paris, 5.570%, 11/9/1998           15,000,097
             --------------------------------------------------
  20,000,000 Canadian Imperial Bank of Commerce, NY, 5.260%-
             5.440%,
             11/18/1998 -12/4/1998                                  19,999,982
             --------------------------------------------------
   5,000,000 Canadian Imperial Bank of Commerce, Toronto,
             5.610%, 1/11/1999                                       4,999,813
             --------------------------------------------------
  20,000,000 Commerzbank AG, Frankfurt, 5.534% - 5.540%,
             11/9/1998 - 12/29/1998                                 20,000,908
             --------------------------------------------------
  15,000,000 Dresdner Securities (USA), Inc., 5.110%, 2/16/1999     15,009,528
             --------------------------------------------------
  15,000,000 Rabobank Nederland, Utrecht, 5.180%, 1/6/1999          15,008,381
             --------------------------------------------------
  10,000,000 Societe Generale, 5.690%, 3/22/1999                     9,999,630
             --------------------------------------------------
  20,000,000 Svenska Handelsbanken, Stockholm, 5.660% - 5.670%,
             12/22/1998                                             19,996,536
             --------------------------------------------------
  15,000,000 Toronto Dominion Holdings (USA), Inc., 5.580%,
             12/22/1998                                             15,000,415
             --------------------------------------------------   ------------
             TOTAL CERTIFICATE OF DEPOSIT                          195,012,653
             --------------------------------------------------   ------------
 (A) COMMERCIAL PAPER--48.2%
 --------------------------------------------------------------
             BANKS--4.0%
             --------------------------------------------------
  25,000,000 Banca CRT Financial Corp., 4.983% - 5.219%,
             1/6/1999 - 4/1/1999                                    24,679,232
             --------------------------------------------------   ------------
             CONSUMER LOAN RECEIVABLES--8.2%
             --------------------------------------------------
  25,000,000 Fleet Funding Corp., 5.378% - 5.553%, 11/2/1998 -
             11/19/1998                                             24,958,347
             --------------------------------------------------
  25,706,000 Receivables Capital Corp., 5.191% - 5.420%,
             11/10/1998 - 1/11/1999                                 25,625,136
             --------------------------------------------------   ------------
             Total                                                  50,583,483
             --------------------------------------------------   ------------
             FINANCE--19.6%
             --------------------------------------------------
  10,000,000 BCI Funding Corp., 5.557%, 11/24/1998                   9,964,989
             --------------------------------------------------


INDEPENDENCE ONE PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                             VALUE
 ----------- ---------------------------------------------------   ------------
 (A) COMMERCIAL PAPER--CONTINUED
 ---------------------------------------------------------------
             FINANCE--CONTINUED
             ---------------------------------------------------
 $ 5,000,000 Commerzbank U.S. Finance, Inc., (Guaranteed by
             Commerzbank AG, Frankfurt), 5.131%, 1/13/1999         $  4,948,596
             ---------------------------------------------------
  25,000,000 Delaware Funding Corp., 5.219% - 5.500%, 11/20/1998
             - 1/20/1999                                             24,848,650
             ---------------------------------------------------
  25,000,000 Morgan Stanley, Dean Witter & Co., 5.191% - 5.287%,
             1/29/1999 - 2/3/1999                                    24,671,694
             ---------------------------------------------------
  25,000,000 Quincy Capital Corp., 5.165% - 5.566%, 11/6/1998 -
             1/13/1999                                               24,885,125
             ---------------------------------------------------
  17,000,000 Transamerica Finance Corp., 5.476%, 12/11/1998          16,898,000
             ---------------------------------------------------
  15,000,000 UBS Finance (Delaware), Inc., (UBS AG LOC), 5.274%,
             1/15/1999                                               14,837,406
             ---------------------------------------------------   ------------
             Total                                                  121,054,460
             ---------------------------------------------------   ------------
             MISCELLANEOUS RECEIVABLES--4.0%
             ---------------------------------------------------
  25,000,000 Asset Securitization Cooperative Corp., 5.286% -
             5.491%,
             11/24/1998 - 11/25/1998                                 24,912,867
             ---------------------------------------------------   ------------
             PROCESS INDUSTRIES--3.5%
             ---------------------------------------------------
  22,000,000 Monsanto Co., 5.190% 5.418%, 12/17/1998 - 1/8/1999      21,835,431
             ---------------------------------------------------   ------------
             SECURITIES SERVICES--8.9%
             ---------------------------------------------------
  25,000,000 Goldman Sachs Group, LP, 5.070% - 5.169%, 1/21/1999
             - 2/24/1999                                             24,646,625
             ---------------------------------------------------
  15,000,000 J.P. Morgan & Co., Inc., 5.556%, 11/17/1998             14,963,467
             ---------------------------------------------------
  15,000,000 Merrill Lynch & Co., Inc., 5.578%, 11/10/1998           14,979,375
             ---------------------------------------------------   ------------
             Total                                                   54,589,467
             ---------------------------------------------------   ------------
             TOTAL COMMERCIAL PAPER                                 297,654,940
             ---------------------------------------------------   ------------
 GOVERNMENT AGENCY--2.7%
 ---------------------------------------------------------------
             FEDERAL HOME LOAN BANK--2.7%
             ---------------------------------------------------
  17,000,000 5.000%, 10/27/1999                                      17,000,000
             ---------------------------------------------------   ------------
 (B) REPURCHASE AGREEMENTS--17.3%
 ---------------------------------------------------------------
  56,608,000 Donaldson, Lufkin and Jenrette Securities Corp.,
             5.400%, dated 10/30/1998, due 11/2/1998                 56,608,000
             ---------------------------------------------------


INDEPENDENCE ONE PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                            VALUE
 ----------- --------------------------------------------------   ------------
 (B) REPURCHASE AGREEMENTS--CONTINUED
 --------------------------------------------------------------
 $50,000,000 First Chicago Capital Markets, Inc., 5.300%, dated
             10/30/1998, due 11/2/1998                            $ 50,000,000
             --------------------------------------------------   ------------
             TOTAL REPURCHASE AGREEMENTS                           106,608,000
             --------------------------------------------------   ------------
             TOTAL INVESTMENTS (AT AMORTIZED COST)(C)             $616,275,593
             --------------------------------------------------   ------------

(a) Each issue shows the rate of discount at the time of purchase

(b) The  repurchase   agreements  are  fully  collateralized  by  U.S.  Treasury obligations based on market prices at the date of the portfolio.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($617,444,105) at October 31, 1998.

The following acronyms are used throughout this portfolio:

LOC--Letter of Credit
LP--Limited Partnership
SA--Support Agreement

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE PRIME MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
-----------------------------------
Investment in repurchase agreements  $106,608,000
-----------------------------------
Total investments in securities       509,667,593
-----------------------------------  ------------
Total investments in securities, at amortized
cost and value                                    $616,275,593
-------------------------------------------------
Cash                                                     4,534
-------------------------------------------------
Income receivable                                    3,814,625
------------------------------------------------- ------------
  Total assets                                     620,094,752
-------------------------------------------------
LIABILITIES:
-----------------------------------
Income distribution payable          $  2,383,758
-----------------------------------
Accrued expenses                          266,889
-----------------------------------  ------------
  Total liabilities                                  2,650,647
------------------------------------------------- ------------
Net Assets for 617,444,105 shares outstanding     $617,444,105
------------------------------------------------- ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PROCEEDS PER SHARE:
-------------------------------------------------
CLASS A SHARES:
-------------------------------------------------
$516,138,683 / 516,138,683 shares outstanding            $1.00
------------------------------------------------- ------------
CLASS B SHARES:
-------------------------------------------------
$101,305,422 / 101,305,422 shares outstanding            $1.00
------------------------------------------------- ------------

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE PRIME MONEY MARKET FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-----------------------------------------------------------
Interest                                                     $14,841,166
-----------------------------------------------------------
EXPENSES:
-----------------------------------------------
Investment advisory fee                          $1,061,568
-----------------------------------------------
Administrative personnel and services fee           275,017
-----------------------------------------------
Custodian fees                                       35,179
-----------------------------------------------
Transfer and dividend disbursing agent fees and
expenses                                             51,144
-----------------------------------------------
Directors'/Trustees' fees                            12,274
-----------------------------------------------
Auditing fees                                         8,370
-----------------------------------------------
Legal fees                                            2,956
-----------------------------------------------
Portfolio accounting fees                            49,365
-----------------------------------------------
Shareholder services fee--Class A Shares            547,185
-----------------------------------------------
Share registration costs                             16,520
-----------------------------------------------
Printing and postage                                  4,529
-----------------------------------------------
Insurance premiums                                    2,682
-----------------------------------------------
Miscellaneous                                         2,558
-----------------------------------------------  ----------
  Total expenses                                  2,069,347
-----------------------------------------------
Waivers--
-----------------------------------------------
  Waiver of investment advisory fee                (663,480)
-----------------------------------------------  ----------
    Net expenses                                               1,405,867
-----------------------------------------------------------  -----------
      Net investment income                                  $13,435,299
-----------------------------------------------------------  -----------

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE PRIME MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                            SIX MONTHS ENDED
                                            OCTOBER 31, 1998    YEAR ENDED
                                              (UNAUDITED)     APRIL 30, 1998
                                            ----------------  ---------------
-------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------
OPERATIONS--
-------------------------------------------
Net investment income                       $    13,435,299   $    23,845,778
------------------------------------------- ---------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------
Distributions from net investment income
-------------------------------------------
  Class A Shares                                (10,984,965)      (18,466,487)
-------------------------------------------
  Class B Shares                                 (2,450,334)       (5,379,291)
------------------------------------------- ---------------   ---------------
  Change in net assets resulting from
  distributions to shareholders                 (13,435,299)      (23,845,778)
------------------------------------------- ---------------   ---------------
SHARE TRANSACTIONS--
-------------------------------------------
Proceeds from sale of shares                  2,109,276,338     3,127,600,723
-------------------------------------------
Net asset value of shares issued to
shareholders in payment of distributions
declared                                          6,773,627        13,841,267
-------------------------------------------
Cost of shares redeemed                      (1,969,850,929)   (3,079,200,897)
------------------------------------------- ---------------   ---------------
  Change in net assets resulting from share
   transactions                                 146,199,036        62,241,093
------------------------------------------- ---------------   ---------------
    Change in net assets                        146,199,036        62,241,093
-------------------------------------------
NET ASSETS:
-------------------------------------------
Beginning of period                             471,245,069       409,003,976
------------------------------------------- ---------------   ---------------
End of period                               $   617,444,105   $   471,245,069
------------------------------------------- ---------------   ---------------

(See Notes which are an integral part of the Financial Statements)



INDEPENDENCE ONE PRIME MONEY MARKET FUND
FINANCIAL HIGHLIGHTS--CLASS A SHARES
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                        SIX MONTHS
                           ENDED                 YEAR ENDED APRIL 30,
                        OCTOBER 31,  ------------------------------------------------
                           1998
                        (UNAUDITED)    1998      1997      1996      1995      1994
                        -----------  --------  --------  --------  --------  --------
-----------------------
NET ASSET VALUE,
BEGINNING
OF PERIOD                  $ 1.00      $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
-----------------------
INCOME FROM INVESTMENT
OPERATIONS
-----------------------
 Net investment income       0.03        0.05      0.05      0.05      0.05      0.03
-----------------------
LESS DISTRIBUTIONS
-----------------------
 Distributions from net
 investment income          (0.03)      (0.05)    (0.05)    (0.05)    (0.05)    (0.03)
-----------------------  --------    --------  --------  --------  --------  --------
NET ASSET VALUE, END
OF PERIOD                  $ 1.00      $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
-----------------------  --------    --------  --------  --------  --------  --------
TOTAL RETURN (A)             2.54%       5.20%     4.94%     5.33%     4.66%     2.73%
-----------------------
RATIOS TO AVERAGE NET
ASSETS
-----------------------
 Expenses                    0.57%*      0.59%     0.60%     0.61%     0.61%     0.59%
-----------------------
 Net investment income       5.02%*      5.07%     4.83%     5.19%     4.51%     2.70%
-----------------------
 Expense waiver (b)          0.25%*      0.25%     0.25%     0.25%       --      0.02%
-----------------------
SUPPLEMENTAL DATA
-----------------------
 Net assets, end of
  period (000 omitted)   $516,139    $389,522  $337,836  $310,991  $233,607  $310,588
-----------------------

*  Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE PRIME MONEY MARKET FUND
FINANCIAL HIGHLIGHTS--CLASS B SHARES
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                         SIX MONTHS
                                            ENDED     YEAR ENDED APRIL 30,
                                         OCTOBER 31, -------------------------
                                            1998
                                         (UNAUDITED)  1998     1997    1996(A)
---------------------------------------- ----------- -------  -------  -------
NET ASSET VALUE, BEGINNING OF PERIOD        $ 1.00    $ 1.00   $ 1.00   $ 1.00
----------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------
 Net investment income                        0.03      0.05     0.05     0.05
----------------------------------------
LESS DISTRIBUTIONS
----------------------------------------
 Distributions from net investment
  income                                     (0.03)    (0.05)   (0.05)   (0.05)
----------------------------------------  --------   -------  -------  -------
NET ASSET VALUE, END OF PERIOD              $ 1.00    $ 1.00   $ 1.00   $ 1.00
----------------------------------------  --------   -------  -------  -------
TOTAL RETURN (B)                              2.67%     5.46%    5.20%    5.07%
----------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------
 Expenses                                     0.32%     0.34%    0.35%    0.36%*
----------------------------------------
 Net investment income                        5.27%     5.31%    5.06%    5.34%*
----------------------------------------
 Expense waiver (c)                           0.25%     0.25%    0.25%    0.25%*
----------------------------------------
SUPPLEMENTAL DATA
----------------------------------------
 Net assets, end of period (000 omitted)  $101,305   $81,723  $71,168  $85,780
----------------------------------------

*  Computed on an annualized basis.

(a) Reflects operations for the period from June 13, 1995 (date of initial public investment) to April 30, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                            VALUE
 ----------- --------------------------------------------------   ------------
 U.S. TREASURY OBLIGATIONS--39.0%
 --------------------------------------------------------------
             U.S. TREASURY BILL--5.8%
             --------------------------------------------------
 $15,000,000 1/21/1999                                             $14,854,537
             --------------------------------------------------   ------------
             U.S. TREASURY NOTES--33.2%
             --------------------------------------------------
  10,000,000 5.875%, 1/31/1999                                      10,033,254
             --------------------------------------------------
  15,000,000 5.875%, 3/31/1999                                      15,020,802
             --------------------------------------------------
  15,000,000 6.375%, 1/15/1999                                      15,026,066
             --------------------------------------------------
  10,000,000 6.375%, 4/30/1999                                      10,038,978
             --------------------------------------------------
  20,000,000 6.750%, 5/31/1999                                      20,264,679
             --------------------------------------------------
  15,000,000 6.875%, 7/31/1999                                      15,271,054
             --------------------------------------------------   ------------
             Total                                                  85,654,833
             --------------------------------------------------   ------------
             TOTAL U.S. TREASURY OBLIGATIONS                       100,509,370
             --------------------------------------------------   ------------
 (A) REPURCHASE AGREEMENTS--60.8%
 --------------------------------------------------------------
  64,000,000 BA Securities, Inc., 5.330%, dated 10/30/1998, due     64,000,000
             11/2/1998
             --------------------------------------------------
  10,000,000 Dean Witter Reynolds, Inc., 5.380%, dated              10,000,000
             10/30/1998, due 11/2/1998
             --------------------------------------------------
  64,000,000 Donaldson, Lufkin and Jenrette Securities Corp.,
             5.400%, dated 10/30/1998, due 11/2/1998                64,000,000
             --------------------------------------------------
  10,000,000 First Chicago Capital Markets, Inc., 5.300%, dated
             10/30/1998, due 11/2/1998                              10,000,000
             --------------------------------------------------
   8,839,000 Merrill Lynch, Pierce, Fenner and Smith, 5.250%,
             dated 10/30/1998, due 11/2/1998                         8,839,000
             --------------------------------------------------   ------------
             TOTAL REPURCHASE AGREEMENTS                           156,839,000
             --------------------------------------------------   ------------
             TOTAL INVESTMENTS (AT AMORTIZED COST)(B)             $257,348,370
             --------------------------------------------------   ------------

(a) The  repurchase   agreements  are  fully  collateralized  by  U.S.  Treasury obligations based on market prices at the date of the portfolio.

(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($257,894,274) at October 31, 1998.

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
-----------------------------------
Investment in repurchase agreements  $156,839,000
-----------------------------------
Total investments in securities       100,509,370
-----------------------------------  ------------
Total investments in securities, at amortized
cost and value                                    $257,348,370
-------------------------------------------------
Cash                                                     5,076
-------------------------------------------------
Income receivable                                    1,705,002
------------------------------------------------- ------------
  Total assets                                     259,058,448
-------------------------------------------------
LIABILITIES:
-----------------------------------
Income distribution payable          $  1,021,306
-----------------------------------
Accrued expenses                          142,868
-----------------------------------  ------------
  Total liabilities                                  1,164,174
------------------------------------------------- ------------
Net Assets for 257,894,274 shares outstanding     $257,894,274
------------------------------------------------- ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PROCEEDS PER SHARE:
-------------------------------------------------
$257,894,274 / 257,894,274 shares outstanding            $1.00
------------------------------------------------- ------------

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
------------------------------------------------------------------
Interest                                                           $7,545,263
------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------
Investment advisory fee                                   $558,219
--------------------------------------------------------
Administrative personnel and services fee                  144,845
--------------------------------------------------------
Custodian fees                                              30,711
--------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses    18,542
--------------------------------------------------------
Directors'/Trustees' fees                                    7,908
--------------------------------------------------------
Auditing fees                                                6,971
--------------------------------------------------------
Legal fees                                                   3,019
--------------------------------------------------------
Portfolio accounting fees                                   35,161
--------------------------------------------------------
Share registration costs                                     8,029
--------------------------------------------------------
Printing and postage                                         4,697
--------------------------------------------------------
Insurance premiums                                           2,017
--------------------------------------------------------
Miscellaneous                                                1,917
--------------------------------------------------------  --------
  Total expenses                                           822,036
--------------------------------------------------------
    Net investment income                                          $6,723,227
------------------------------------------------------------------ ----------

(See Notes which are an integral part of the Financial Statements)



INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                            SIX MONTHS ENDED
                                            OCTOBER 31, 1998    YEAR ENDED
                                              (UNAUDITED)     APRIL 30, 1998
------------------------------------------- ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------
OPERATIONS--
-------------------------------------------
Net investment income                       $     6,723,227   $    13,078,210
------------------------------------------- ---------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------
Distributions from net investment income         (6,723,227)      (13,078,210)
------------------------------------------- ---------------   ---------------
SHARE TRANSACTIONS--
-------------------------------------------
Proceeds from sale of shares                  1,342,476,020     2,653,184,433
-------------------------------------------
Net asset value of shares issued to
shareholders
in payment of distributions declared              3,406,212         7,978,732
-------------------------------------------
Cost of shares redeemed                      (1,408,556,301)   (2,585,884,188)
------------------------------------------- ---------------   ---------------
  Change in net assets resulting from share
   transactions                                 (62,674,069)       75,278,977
------------------------------------------- ---------------   ---------------
    Change in net assets                        (62,674,069)       75,278,977
-------------------------------------------
NET ASSETS:
-------------------------------------------
Beginning of period                             320,568,343       245,289,366
------------------------------------------- ---------------   ---------------
End of period                               $   257,894,274   $   320,568,343
------------------------------------------- ---------------   ---------------

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                         SIX MONTHS
                            ENDED                 YEAR ENDED APRIL 30,
                         OCTOBER 31,  ------------------------------------------------
                            1998
                         (UNAUDITED)    1998      1997      1996      1995      1994
-----------------------  -----------  --------  --------  --------  --------  --------
NET ASSET VALUE,
BEGINNING OF PERIOD         $ 1.00      $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
-----------------------
INCOME FROM INVESTMENT
OPERATIONS
-----------------------
 Net investment income        0.02        0.05      0.05      0.05      0.04      0.03
-----------------------
LESS DISTRIBUTIONS
-----------------------
 Distributions from net
 investment income           (0.02)      (0.05)    (0.05)    (0.05)    (0.04)    (0.03)
-----------------------   --------    --------  --------  --------  --------  --------
NET ASSET VALUE, END OF
PERIOD                      $ 1.00      $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
-----------------------   --------    --------  --------  --------  --------  --------
TOTAL RETURN (A)              2.46%       5.03%     4.86%     5.28%     4.49%     2.63%
-----------------------
RATIOS TO AVERAGE NET
ASSETS
-----------------------
 Expenses                     0.59%*      0.59%     0.59%     0.60%     0.63%     0.61%
-----------------------
 Net investment income        4.82%*      4.92%     4.75%     5.14%     4.41%     2.60%
-----------------------
SUPPLEMENTAL DATA
-----------------------
 Net assets, end of
 period (000 omitted)     $257,894    $320,568  $245,289  $297,233  $244,887  $215,832
-----------------------

*  Computed on an annualized basis.

(a) Based on net asset value.

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                CREDIT
   AMOUNT                                                RATING*      VALUE
 ---------- -----------------------------------------   ---------- ------------
 (A) SHORT-TERM MUNICIPALS--96.8%
 ----------------------------------------------------
            FLORIDA--3.9%
            -----------------------------------------
 $5,000,000 Alachua County, Fl Health Facilities
            Authority, Health Facilities Revenue
            Bonds (Series 1996B) Weekly VRDNs (Shands
            Teaching Hospital and Clinics,
            Inc.)/(MBIA INS)/(SunTrust Bank, Central
            Florida LIQ)                                A-1+/VMIG1 $  5,000,000
            -----------------------------------------              ------------
            ILLINOIS--4.6%
            -----------------------------------------
  3,500,000 Illinois Health Facilities Authority,
            Health, Hospital, Nursing Home
            Improvements Weekly VRDNs (MBIA INS)        A-1+/VMIG1    3,500,000
            -----------------------------------------
  2,500,000 Illinois Health Facilities Authority,
            Refunding Revenue Bonds (Series A) Weekly
            VRDNs (Swedish Covenant Hospital)/(MBIA
            INS)                                        A-1+/VMIG1    2,500,000
            -----------------------------------------              ------------
            Total                                                     6,000,000
            -----------------------------------------              ------------
            MICHIGAN--88.3%
            -----------------------------------------
  1,000,000 Cornell, MI Economic Development Corp.,
            Industrial Development Revenue Refunding
            Bonds (Series 1990), 3.45% CP (Mead-
            Escanaba Paper Co. Project)/(Credit
            Suisse First Boston LOC), Mandatory
            Tender 11/10/1998                            A-1+/NR      1,000,000
            -----------------------------------------
  2,700,000 Delta County, MI Economic Development
            Corp., Environmental Improvement Revenue
            Refunding Bonds (Series 1985 A), 2.90% CP
            (Mead-Escanaba Paper Co. Project),
            Mandatory Tender 12/2/1998 (Morgan GTD
            LOC)                                          P-1/NR      2,700,000
            -----------------------------------------
  2,200,000 Delta County, MI Economic Development
            Corp., Environmental Improvement Revenue
            Refunding Bonds (Series 1985 A), 2.90% CP
            (Mead-Escanaba Paper Co. Project),
            Mandatory Tender 12/3/1998 (Morgan GTD
            LOC)                                          P-1/NR      2,200,000
            -----------------------------------------
  1,100,000 Delta County, MI Economic Development
            Corp., Environmental Improvement Revenue
            Refunding Bonds (Series 1985 A), 3.10% CP
            (Mead-Escanaba Paper Co. Project),
            Mandatory Tender 1/11/1999 (Morgan GTD
            LOC)                                          P-1/NR      1,100,000
            -----------------------------------------


INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                 CREDIT
   AMOUNT                                                 RATING*     VALUE
 ---------- -------------------------------------------   -------- ------------
 (A) SHORT-TERM MUNICIPALS--CONTINUED
 ------------------------------------------------------
            MICHIGAN--CONTINUED
            -------------------------------------------
 $2,000,000 Delta County, MI Economic Development
            Corp., Environmental Improvement Revenue
            Refunding Bonds (Series 1985 A), 3.30% CP
            (Mead-Escanaba Paper Co. Project),
            Mandatory Tender 11/2/1998 (Morgan GTD LOC)    P-1/NR  $  2,000,000
            -------------------------------------------
  1,000,000 Delta County, MI Economic Development
            Corp., Environmental Improvement Revenue
            Refunding Bonds (Series 1985 B), 2.85% CP
            (Mead-Escanaba Paper Co. Project)/(Union
            Bank of Switzerland, Zurich LOC), Mandatory
            Tender 1/6/1999                                NR/P-1     1,000,000
            -------------------------------------------
  1,200,000 Delta County, MI Economic Development
            Corp., Environmental Improvement Revenue
            Refunding Bonds (Series 1985 B), 2.90% CP
            (Mead-Escanaba Paper Co. Project)/(Union
            Bank of Switzerland, Zurich LOC), Mandatory
            Tender 11/15/1998                              NR/P-1     1,200,000
            -------------------------------------------
  2,000,000 Delta County, MI Economic Development
            Corp., Environmental Improvement Revenue
            Refunding Bonds (Series 1985 B), 3.10% CP
            (Mead-Escanaba Paper Co. Project)/(Union
            Bank of Switzerland, Zurich LOC), Mandatory
            Tender 1/12/1999                               NR/P-1     2,000,000
            -------------------------------------------
  1,000,000 Delta County, MI Economic Development
            Corp., Environmental Improvement Revenue
            Refunding Bonds (Series 1985 B), 3.45% CP
            (Mead-Escanaba Paper Co. Project)/(Union
            Bank of Switzerland, Zurich LOC), Mandatory
            Tender 11/17/1998                              NR/P-1     1,000,000
            -------------------------------------------
  2,500,000 Detroit, MI City School District, GO LT,
            4.50% Bonds, 7/1/1999                         SP-1+/NR    2,513,419
            -------------------------------------------
    355,000 Farmington Hills, MI Economic Development
            Corp., LT Obligation Weekly VRDNs
            (Brookfield Building Association)/(Comerica
            Bank, Detroit, MI LOC)                         A-1/A        355,000
            -------------------------------------------
    800,000 Farmington Hills, MI Economic Development
            Corp., Limited Obligations Revenue Bonds,
            3.80% TOBs (Marketing Displays)/(Comerica
            Bank, Detroit, MI LOC) 3/1/1999                NR/NR        800,000
            -------------------------------------------


INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                CREDIT
   AMOUNT                                                 RATING*     VALUE
 ---------- ------------------------------------------   --------- ------------
 (A) SHORT-TERM MUNICIPALS--CONTINUED
 -----------------------------------------------------
            MICHIGAN--CONTINUED
            ------------------------------------------
 $1,000,000 Grand Rapids, MI EDR Weekly VRDNs (Amway
            Hotel Corp.)/(Old Kent Bank & Trust Co.,
            Grand Rapids LOC)                             A-1/NR   $  1,000,000
            ------------------------------------------
  1,000,000 Grand Rapids, MI EDR, EDRB Weekly VRDNs
            (Amway Hotel Corp.)/(Old Kent Bank & Trust
            Co., Grand Rapids LOC)                        A-1/NR      1,000,000
            ------------------------------------------
  3,088,000 Lakeville Community School, 4.10% Bonds,
            6/30/1999                                      NR/NR      3,096,852
            ------------------------------------------
  3,125,000 Lincoln, MI Consolidated School District,
            Cash Flow Management, 4.00% Bonds,
            8/20/1999                                      NR/NR      3,130,991
            ------------------------------------------
  2,000,000 Michigan Higher Education Student Loan
            Authority, Refunding Revenue Bonds (Series
            X11-B) Weekly VRDNs (AMBAC INS)              A-1/VMIG1    2,000,000
            ------------------------------------------
  2,000,000 Michigan Higher Education Student Loan
            Authority, Series XXII - F Weekly VRDNs
            (AMBAC INS)                                  AAA/VMIG1    2,000,000
            ------------------------------------------
  3,000,000 Michigan Municipal Bond Authority, Revenue
            Bonds (Series B-1), 4.50% Bonds, 7/2/1999    SP-1+/NR     3,017,336
            ------------------------------------------
  1,315,000 Michigan State Hospital Finance Authority
            Weekly VRDNs (Hospital Equipment Loan
            Program)/(First of America Bank--
            Kalamazoo, MI LOC)                           NR/VMIG1     1,315,000
            ------------------------------------------
  3,435,000 Michigan State Hospital Finance Authority,
            (Series 1994) Weekly VRDNs (Mt. Clemens
            General Hospital)/(Comerica Bank, Detroit,
            MI LOC)                                      NR/VMIG1     3,435,000
            ------------------------------------------
  1,600,000 Michigan State Hospital Finance Authority,
            (Series A) Health, Hospital Nursing Home
            Improvement Revenue Bonds Weekly VRDNs
            (First of America Bank, N.A. LOC)            NR/VMIG1     1,600,000
            ------------------------------------------
    500,000 Michigan State Hospital Finance Authority,
            (Series A) Health, Hospital Nursing Home
            Improvement Weekly VRDNs (First of America
            Bank, N.A. LOC)                              NR/VMIG1       500,000
            ------------------------------------------
  2,810,000 Michigan State Hospital Finance Authority,
            (Series A) Weekly VRDNs (Hospital
            Equipment Loan Program)/(First of America
            Bank, N.A. LOC)                              NR/VMIG1     2,810,000
            ------------------------------------------


INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                CREDIT
   AMOUNT                                                RATING*      VALUE
 ---------- -----------------------------------------   ---------- ------------
 (A) SHORT-TERM MUNICIPALS--CONTINUED
 ----------------------------------------------------
            MICHIGAN--CONTINUED
            -----------------------------------------
 $6,100,000 Michigan State Hospital Finance
            Authority, (Series F) Weekly VRDNs
            (Daughters of Charity)                      A-1+/VMIG1 $  6,100,000
            -----------------------------------------
  2,800,000 Michigan State Hospital Finance
            Authority, Health, Hospital, Nursing Home
            Improvements (Series A) Weekly VRDNs
            (First of America Bank, N.A. LOC)            NR/VMIG1     2,800,000
            -----------------------------------------
    800,000 Michigan State Hospital Finance
            Authority, Hospital Equipment Loan
            Program Bonds (Series A) Weekly VRDNs
            (First of American Bank LOC)                 NR/VMIG1       800,000
            -----------------------------------------
  1,000,000 Michigan State, GO UT, 5.30% TRANs,
            11/1/1998                                    AA+/Aa1      1,000,000
            -----------------------------------------
  1,560,000 Michigan Strategic Fund Monthly VRDNs
            (Applied Textiles, Inc.) (Old Bank &
            Trust LOC)                                    NR/NR       1,560,000
            -----------------------------------------
    300,000 Michigan Strategic Fund Weekly VRDNs (NBD
            Bank, Michigan LOC)                           NR/NR         300,000
            -----------------------------------------
  2,590,000 Michigan Strategic Fund Weekly VRDNs
            (Advanced Tooling Systems, Inc.)/(NBD
            Bank, Michigan LOC) (Commercial Bank,
            Michigan LOC)                                 NR/NR       2,590,000
            -----------------------------------------
  1,500,000 Michigan Strategic Fund Weekly VRDNs
            (Morrell, Inc.) (Comerica Bank, Detroit,
            MI LOC)                                       NR/NR       1,500,000
            -----------------------------------------
  2,000,000 Michigan Strategic Fund, 3.00% CP (Dow
            Chemical Co.), Mandatory Tender 11/5/1998     P-1/NR      2,000,000
            -----------------------------------------
  1,100,000 Michigan Strategic Fund, 3.10% CP (Dow
            Chemical Co.), Mandatory Tender 1/12/1999    P-1 /NR      1,100,000
            -----------------------------------------
  2,000,000 Michigan Strategic Fund, 3.15% CP (Dow
            Chemical Co.), Mandatory Tender 12/1/1998    P-1 /NR      2,000,000
            -----------------------------------------
  3,800,000 Michigan Strategic Fund, 3.25% CP (Dow
            Chemical Co.), Mandatory Tender
            11/17/1998                                    NR/P-1      3,800,000
            -----------------------------------------
  1,100,000 Michigan Strategic Fund, 3.40% CP (Dow
            Chemical Co.), Mandatory Tender 12/3/1998     NR/P-1      1,100,000
            -----------------------------------------
    900,000 Michigan Strategic Fund, 3.45% CP (Dow
            Chemical Co.), Mandatory Tender
            11/16/1998                                    NR/P-1        900,000
            -----------------------------------------


INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                CREDIT
   AMOUNT                                                 RATING*     VALUE
 ---------- ------------------------------------------   --------- ------------
 (A) SHORT-TERM MUNICIPALS--CONTINUED
 -----------------------------------------------------
            MICHIGAN--CONTINUED
            ------------------------------------------
 $2,200,000 Michigan Strategic Fund, 3.45% CP (Dow
            Chemical Co.), Mandatory Tender 11/18/1998    NR/P-1   $  2,200,000
            ------------------------------------------
  1,000,000 Michigan Strategic Fund, Industrial
            Improvement Revenue Bonds Weekly VRDNs
            (Eclipse Mold, Inc. Project)/(NBD Bank,
            Michigan LOC)                                  NR/NR      1,000,000
            ------------------------------------------
  1,000,000 Michigan Strategic Fund, Industrial
            Improvement Revenue Bonds Weekly VRDNs
            (Pinnacle Molded Plastics)/(NBD Bank,
            Michigan LOC)                                  NR/NR      1,000,000
            ------------------------------------------
    885,000 Michigan Strategic Fund, Industrial
            Improvement Revenue Bonds Weekly VRDNs
            (Royal Oak Industries, Inc.) (Old Kent
            Bank & Trust LOC)                             NR/P-1        884,801
            ------------------------------------------
  1,000,000 Michigan Strategic Fund, Industrial
            Revenue Refunding Bonds Daily VRDNs (UBS--
            Union Bank of Switzerland LOC)                NR/P-1      1,000,000
            ------------------------------------------
  2,000,000 Michigan Strategic Fund, Limited
            Obligation Revenue Bonds (Series 1995)
            Weekly VRDNs (United Waste Systems,
            Inc.)/(Bank of America, IL LOC)              A-1/VMIG1    2,000,000
            ------------------------------------------
  2,525,000 Michigan Strategic Fund, PCR Bonds Weekly
            VRDNs (General Motors Corp.)                 NR/VMIG1     2,525,000
            ------------------------------------------
    885,000 Michigan Strategic Fund, Refunding Revenue
            Bonds (Series B) Weekly VRDNs (Riverfront
            Development Co.) (Old Kent Bank & Trust
            LOC)                                            NR          885,000
            ------------------------------------------
  3,000,000 Michigan Strategic Fund, Refunding Revenue
            Bonds Weekly VRDNs (Louisiana-Pacific
            Corp.)/(Wachovia Bank & Trust Co. LOC)        NR/Aa2      3,000,000
            ------------------------------------------
    900,000 Michigan Strategic Fund, Resource Recovery
            Improvement Bonds Weekly VRDNs (Great
            Lakes Recovery Systems)/(NBD Bank,
            Michigan LOC)                                 A-1+/NR       900,000
            ------------------------------------------
  1,000,000 Michigan Strategic Fund, Revenue Bonds
            Weekly VRDNs (YWY Investments LLC)/(NBD
            Bank, Michigan LOC)                            NR/NR      1,000,000
            ------------------------------------------


INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                 CREDIT
   AMOUNT                                                 RATING*     VALUE
 ---------- -------------------------------------------   -------- ------------
 (A) SHORT-TERM MUNICIPALS--CONTINUED
 ------------------------------------------------------
            MICHIGAN--CONTINUED
            -------------------------------------------
 $7,900,000 Michigan Strategic Fund, Solid Waste
            Disposal Revenue Bonds Weekly VRDNs
            (Grayling Generating) (Barclays Bank PLC
            LOC)                                          NR/VMIG1 $  7,900,000
            -------------------------------------------
  2,000,000 Oakland  County,  MI EDC Weekly VRDNs (Comerica  Bank,  Detroit,  MI
            LOC)/(Oakland
            University)                                    NR/NR      2,000,000
            -------------------------------------------
  1,500,000 Oakland County, MI EDC Weekly VRDNs
            (Michigan Christian College)/(NBD Bank,
            Michigan LOC)                                  NR/NR      1,500,000
            -------------------------------------------
  3,200,000 Oscoda, MI Area Shool District, Student Aid
            Notes, 3.70% Bonds, 8/20/1999                  NR/NR      3,201,232
            -------------------------------------------
  4,000,000 Regents of University of Michigan,  (Series A), 3.05% CP (Regents of
            University of
            Michigan GTD), Mandatory Tender 1/7/1999      A-1+/P-1    4,000,000
            -------------------------------------------
  2,600,000 Regents of University of Michigan,  (Series A), 3.20% CP (Regents of
            University of
            Michigan GTD), Mandatory Tender 12/8/1998     A-1+/P-1    2,600,000
            -------------------------------------------
  2,000,000 Regents of University of Michigan,  (Series A), 3.20% CP (Regents of
            University of
            Michigan GTD), Mandatory Tender 12/9/1998     A-1+/P-1    2,000,000
            -------------------------------------------
  2,000,000 Regents of University of Michigan,  (Series A), 3.40% CP (Regents of
            University of
            Michigan GTD), Mandatory Tender 12/2/1998     A-1+/P-1    2,000,000
            -------------------------------------------
  1,000,000 Regents of University of Michigan,  (Series A), 3.45% CP (Regents of
            University of
            Michigan GTD), Mandatory Tender 11/16/1998    A-1+/P-1    1,000,000
            -------------------------------------------
  1,800,000 Vicksburg, MI Community Schools, Student
            Aid Notes, 3.70% Bonds, 8/21/99                NR/NR      1,801,406
            -------------------------------------------            ------------
            Total                                                   114,721,037
            -------------------------------------------            ------------
            TOTAL SHORT-TERM MUNICIPALS                            $125,721,037
            -------------------------------------------            ------------


INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
-------------------------------------------------------------------------------

                                                         CREDIT
  SHARES                                                 RATING*    VALUE
 --------- -------------------------------------------   ------- ------------
 MUTUAL FUND SHARES--3.0%
 -----------------------------------------------------
 3,866,000 Nuveen Tax Exempt Money Market Fund (at net
           asset value)                                             3,866,000
           -------------------------------------------           ------------
           TOTAL INVESTMENTS (AT AMORTIZED COST)(B)              $129,587,037
           -------------------------------------------           ------------

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

(a) At October 31, 1998, 13.6% of the total investments at market value were subject to alternative minimum tax.

(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($129,826,654) at October 31, 1998.

The following acronyms are used throughout this portfolio:

AMBAC--American Municipal Bond
       Assurance Corporation
                                           LLC--Limited Liability Corporation
CP--Commercial Paper                       LOC--Letter of Credit
EDC--Economic Development Commission       LT--Limited Tax
EDR--Economic Development Revenue          MBIA--Municipal Bond Investors
EDRB--Economic Development Revenue Bonds   Assurance
GO--General Obligation                     PCR--Pollution Control Revenue
GTD--Guaranty                              SA--Support Agreement
INS--Insured                               TOBs--Tender Option Bonds
LIQ--Liquidity Agreement                   TRANs--Tax and Revenue Anticipation
                                           Notes
                                           UT--Unlimited Tax
                                           VRDNs--Variable Rate Demand Notes


(See Notes which are an integral part of the Financial Statements)



INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------
Total investments in securities, at
amortized cost and value              $129,587,037
-------------------------------------
Income receivable                          613,662
------------------------------------- ------------
  Total assets                         130,200,699
-------------------------------------
LIABILITIES:
---------------------------
Income distribution payable  $318,083
---------------------------
Payable to Bank                 2,973
---------------------------
Accrued expenses               52,989
---------------------------  --------
  Total liabilities                        374,045
------------------------------------- ------------
Net Assets for 129,826,654 shares
outstanding                           $129,826,654
------------------------------------- ------------
NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PROCEEDS PER SHARE:
-------------------------------------
$129,826,654 / 129,826,654 shares
outstanding                                  $1.00
------------------------------------- ------------

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
------------------------------------------------------------------
Interest                                                            $2,072,718
------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------
Investment advisory fee                                   $237,342
--------------------------------------------------------
Administrative personnel and services fee                   61,542
--------------------------------------------------------
Custodian fees                                               9,562
--------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses    16,942
--------------------------------------------------------
Directors'/Trustees' fees                                    2,533
--------------------------------------------------------
Auditing fees                                                7,567
--------------------------------------------------------
Legal fees                                                   2,584
--------------------------------------------------------
Portfolio accounting fees                                   20,095
--------------------------------------------------------
Share registration costs                                     7,154
--------------------------------------------------------
Printing and postage                                         4,780
--------------------------------------------------------
Insurance premiums                                           1,432
--------------------------------------------------------
Miscellaneous                                                2,016
--------------------------------------------------------  --------
  Total expenses                                           373,549
--------------------------------------------------------
Waivers--
--------------------------------------------------------
  Waiver of investment advisory fee                        (89,003)
--------------------------------------------------------  --------
    Net expenses                                                       284,546
------------------------------------------------------------------  ----------
      Net investment income                                         $1,788,172
------------------------------------------------------------------  ----------

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                            SIX MONTHS ENDED
                                            OCTOBER 31, 1998   YEAR ENDED
                                              (UNAUDITED)    APRIL 30, 1998
------------------------------------------- ---------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------
OPERATIONS--
-------------------------------------------
Net investment income                        $   1,788,172   $   2,990,068
-------------------------------------------  -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------
Distributions from net investment income        (1,788,172)     (2,990,068)
-------------------------------------------  -------------   -------------
SHARE TRANSACTIONS--
-------------------------------------------
Proceeds from sale of shares                   429,460,731     746,963,146
-------------------------------------------
Net asset value of shares issued to
shareholders in payment of distributions
declared                                         1,096,582       2,382,308
-------------------------------------------
Cost of shares redeemed                       (403,500,384)   (730,595,042)
-------------------------------------------  -------------   -------------
  Change in net assets resulting from share
   transactions                                 27,056,929      18,750,412
-------------------------------------------  -------------   -------------
    Change in net assets                        27,056,929      18,750,412
-------------------------------------------
NET ASSETS:
-------------------------------------------
Beginning of period                            102,769,725      84,019,313
-------------------------------------------  -------------   -------------
End of period                                $ 129,826,654   $ 102,769,725
-------------------------------------------  -------------   -------------

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                         SIX MONTHS
                            ENDED              YEAR ENDED APRIL 30,
                         OCTOBER 31, -------------------------------------------
                            1998
                         (UNAUDITED)   1998    1997     1996     1995     1994
-----------------------  ----------- -------- -------  -------  -------  -------
NET ASSET VALUE,
BEGINNING OF PERIOD        $ 1.00     $ 1.00  $ 1.00   $ 1.00   $ 1.00   $ 1.00
-----------------------
INCOME FROM INVESTMENT
OPERATIONS
-----------------------
 Net investment income       0.02       0.03    0.03     0.03     0.03     0.02
-----------------------
LESS DISTRIBUTIONS
-----------------------
 Distributions from net
 investment income          (0.02)     (0.03)  (0.03)   (0.03)   (0.03)   (0.02)
-----------------------    ------     ------  ------   ------   ------   ------
NET ASSET VALUE, END OF
PERIOD                     $ 1.00     $ 1.00  $ 1.00   $ 1.00   $ 1.00   $ 1.00
-----------------------    ------     ------  ------   ------   ------   ------
TOTAL RETURN (A)             1.53%      3.24%   3.04%    3.24%    2.81%    1.98%
-----------------------
RATIOS TO AVERAGE NET
ASSETS
-----------------------
 Expenses                    0.48%*     0.49%   0.48%    0.53%    0.59%    0.50%
-----------------------
 Net investment income       3.01%*     3.19%   3.01%    3.18%    2.80%    1.96%
-----------------------
 Expense waiver (b)          0.15%*     0.16%   0.20%    0.20%    0.21%    0.22%
-----------------------
SUPPLEMENTAL DATA
-----------------------
 Net assets, end of
 period (000 omitted)     $129,827   $102,770 $84,019  $74,712  $66,856  $55,013
-----------------------

*  Computed on an annualized basis.

(a) Based on net asset value.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE MUTUAL FUNDS
COMBINED NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1998 (UNAUDITED)
-------------------------------------------------------------------------------

(1) ORGANIZATION

Independence One Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company. The Trust consists of nine portfolios. The financial statements of the following portfolios (individually referred to as the "Fund", or collectively as the "Funds") are presented herein:

               PORTFOLIO NAME                      INVESTMENT OBJECTIVE
----------------------------------------------------------------------------
  Independence One Prime Money Market         To provide current income
  Fund ("Prime Money Market Fund")            consistent with stability of
                                              principal.
----------------------------------------------------------------------------
  Independence One U.S. Treasury Money Market To provide current income
  Fund ("U.S. Treasury Money Market Fund")    consistent with stability of
                                              principal.
----------------------------------------------------------------------------
  Independence One Michigan Municipal Cash    To provide stability of income
  Fund ("Michigan Municipal Cash Fund")       and current income exempt from
                                              federal  regular  income  tax  and
                                              Michigan    state    income    tax
                                              consistent   with   stability   of
                                              principal.


The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS--The Funds use of the amortized cost method to value their portfolio securities is in accordance with Rule 2a-7 under the Act. Investments in other open-end regulated investment companies are valued at net asset value.

  REPURCHASE AGREEMENTS--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.



INDEPENDENCE ONE MUTUAL FUNDS
-------------------------------------------------------------------------------
  The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

  FEDERAL TAXES--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER--Investment transactions are accounted for on the trade date.



INDEPENDENCE ONE MUTUAL FUNDS
-------------------------------------------------------------------------------

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1998, capital paid-in for Prime Money Market Fund, U.S. Treasury Money Market Fund, and Michigan Municipal Cash Fund aggregated $617,444,105, $257,894,274, and $129,826,654, respectively.
Transactions in shares were as follows:

                                             PRIME MONEY MARKET FUND
                                          ------------------------------
                                            SIX MONTHS
                                              ENDED
                                           OCTOBER 31,      YEAR ENDED
                                               1998         APRIL 30,
                                           (UNAUDITED)         1998
                                          --------------  --------------
CLASS A SHARES
----------------------------------------
Shares sold                                1,795,639,819   2,741,778,522
----------------------------------------
Shares issued to shareholders in payment
of distributions declared                      5,467,437      10,455,588
----------------------------------------
Shares redeemed                           (1,674,490,448) (2,700,548,575)
----------------------------------------  --------------  --------------
Net change resulting from Class A Share
 transactions                                126,616,808      51,685,535
----------------------------------------  --------------  --------------
                                             PRIME MONEY MARKET FUND
                                          ------------------------------
                                            SIX MONTHS
                                              ENDED
                                           OCTOBER 31,      YEAR ENDED
                                               1998         APRIL 30,
                                           (UNAUDITED)         1998
                                          --------------  --------------
CLASS B SHARES
----------------------------------------
Shares sold                                  313,636,519     385,822,201
----------------------------------------
Shares issued to shareholders in payment
of distributions declared                      1,306,190       3,385,679
----------------------------------------
Shares redeemed                             (295,360,481)   (378,652,322)
----------------------------------------  --------------  --------------
Net change resulting from Class B Share
transactions                                  19,582,228      10,555,558
----------------------------------------  --------------  --------------
Net change resulting from share
transactions                                 146,199,036      62,241,093
----------------------------------------  --------------  --------------


INDEPENDENCE ONE MUTUAL FUNDS
-------------------------------------------------------------------------------

                                                      U.S. TREASURY
                                                    MONEY MARKET FUND
                                              ------------------------------
                                                SIX MONTHS
                                                  ENDED
                                               OCTOBER 31,      YEAR ENDED
                                                   1998         APRIL 30,
                                               (UNAUDITED)         1998
--------------------------------------------  --------------  --------------
Shares sold                                    1,342,476,020   2,653,184,433
--------------------------------------------
Shares issued to shareholders in payment of
distributions declared                             3,406,212       7,978,732
--------------------------------------------
Shares redeemed                               (1,408,556,301) (2,585,884,188)
--------------------------------------------  --------------  --------------
Net change resulting from share transactions     (62,674,069)     75,278,977
--------------------------------------------  --------------  --------------
                                                   MICHIGAN MUNICIPAL
                                                        CASH FUND
                                              ------------------------------
                                                SIX MONTHS
                                                  ENDED
                                               OCTOBER 31,      YEAR ENDED
                                                   1998         APRIL 30,
                                               (UNAUDITED)         1998
--------------------------------------------  --------------  --------------
Shares sold                                      429,460,731     746,963,146
--------------------------------------------
Shares issued to shareholders in payment of
distributions declared                             1,096,582       2,382,308
--------------------------------------------
Shares redeemed                                 (403,500,384)   (730,595,042)
--------------------------------------------  --------------  --------------
Net change resulting from share transactions      27,056,929      18,750,412
--------------------------------------------  --------------  --------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  INVESTMENT ADVISORY FEE--Michigan National Bank, the Funds' investment adviser (the "Adviser") earns for its services an annual investment advisory fee equal to 0.40% of each Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

  ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Funds with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period. The administrative fee during any fiscal year shall be at least $50,000 for each portfolio in the Trust.

  SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Michigan National Bank, Prime Money Market Fund will pay Michigan National Bank up to 0.25% of average daily net assets of the Class A Shares for the period. The fee paid to Michigan


INDEPENDENCE ONE MUTUAL FUNDS
-------------------------------------------------------------------------------
  National Bank is used to finance certain services for shareholders and to maintain shareholder accounts.

  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

  PORTFOLIO ACCOUNTING FEES--FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

  CUSTODIAN FEES--Michigan National Bank is the Funds' custodian. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

  GENERAL--Certain of the Officers of the Trust are Officers and/or Directors or Trustees of the above companies.

(5) CONCENTRATION OF CREDIT RISK

Since Michigan Municipal Cash Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1998, 54% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 7.58% of total investments.

(6) YEAR 2000

Similar to other financial organizations, the Funds could be adversely affected if the computer systems used by the Funds' service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Funds' other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Funds.



TRUSTEES                              OFFICERS
--------------------------------------------------------------------------------

Robert E. Baker                       Edward C. Gonzales

                                       President and Treasurer

Harold Berry                          Jeffrey W. Sterling
                                       Vice President and Assistant Treasurer
Nathan Forbes

                                      Jay S. Neuman
Harry J. Nederlander                   Secretary

                                      Timothy S. Johnson
Thomas S. Wilson                       Assistant Secretary

                                      C. Grant Anderson
                                       Assistant Secretary




Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U. S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.





INDEPENDENCE ONE
MUTUAL FUNDS

5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7010

INVESTMENT ADVISER
Michigan National Bank
27777 Inkster Road
Mail Code 10-52
Farmington Hills, Michigan 48333-9065

SUB-ADVISER
Sosnoff Sheridan Corporation
440 South LaSalle Street
Suite 2301
Chicago, Illinois 60605

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779

CUSTODIAN
Michigan National Bank
27777 Inkster Road
Mail Code 10-30
Farmington Hills, Michigan 48333-9065

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
Federated Shareholder
Services Company
P.O. Box 8600
Boston, Massachusetts 02266-8600

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
One Mellon Bank Center
Pittsburgh, Pennsylvania 15219



INDEPENDENCE ONE(R)
SMALL CAP FUND
(DISTRIBUTED BY FEDERATED SECURITIES CORP.)

SEMI-ANNUAL REPORT
TO SHAREHOLDERS
OCTOBER 31, 1998



-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

[LOGO OF MICHIGAN NATIONAL BANK]
Investment Adviser


G01889-04 (12/98)   [recycled logo]


PRESIDENT'S MESSAGE
-------------------------------------------------------------------------------

Dear Investor:

I am pleased to present the first report of Independence One Small Cap Fund. The report covers the period from June 16, 1998, when the fund began operation, through October 31, 1998. Inside, you'll find complete financial information for the fund--beginning with the portfolio manager's discussion, followed by a listing of fund holdings and the financial statements.

Stocks issued by smaller companies have historically offered the potential for higher returns over time than stocks issued by large companies, in exchange for a higher level of risk.* Over the past months, stock prices, in general, experienced a broad decline over concerns that Asian economic difficulties will impact the U.S. Small-company stocks bore the brunt of the decline, as the fund's negative total return indicates. Of course, volatility is part of investing in any type of stock. Prices will fluctuate, and there will inevitably be periods of declines, but the historical performance trend of stocks-- particularly small-company stocks--has been extremely positive.**

Thank you for selecting Independence One Small Cap Fund to pursue the long-term performance potential of small-company stocks. I urge you to keep focused on the long term, which is the true measure of stock performance. We look forward to updating you about the progress of your fund.

Sincerely,

/s/ Edward C. Gonzales
Edward C. Gonzales
President
December 15, 1998


* In return for a higher level of growth potential, small-company stocks have historically experienced greater volatility than average.

** Source: Standard & Poor's and the Russell 2000 Index.


INVESTMENT REVIEW
-------------------------------------------------------------------------------

Q The new Independence One Small Cap Fund gives investors a more aggressive opportunity to pursue their long-term goals through stocks issued by smaller companies. What are the advantages of small-cap stocks, and how have they performed historically vs. large-cap stocks?

A Small-cap stocks provide investors with the opportunity to diversify their equity portfolio. The stocks of these companies tend to be more volatile than their large-cap counterparts given the greater uncertainty surrounding the earnings of smaller companies. Over the long run, however, small-cap stocks should outperform larger domestic stocks given their relatively high growth rates.


Q Can you summarize how stocks are selected for the fund's portfolio?


A The fund will limit its stock selections to approximately 200 of the stocks included in the Standard & Poor's SmallCap 600 Index ("S&P SmallCap
600"),* a capitalization-weighted index of 600 common stocks. We will seek to achieve a representative sampling of the various industry groups contained in that index. The stocks selected must have a history of price volatility ("beta")+ similar to the average beta of all stocks in the index. In addition, stocks may be selected using any of the following criteria: the stock's price is equal to or greater than the average index stock price; the number of outstanding shares of the stock is equal to or greater than that of the average index stock; or the stock has a total capitalization equal to or greater than the average index stock capitalization. It is believed that the application of these criteria will help focus the fund's holdings on stocks that are relatively more liquid and that can be bought and sold with relatively lower transaction costs.

Q What are your comments regarding what these stocks offer investors right now, as values among small-caps are so compelling?

A The strength in the large-cap market experienced in the last few years has not spilled over into the small-cap market, although these companies'
earnings may be 3-4 times the rate at which large-cap companies are growing. Given the historical returns of this asset class, we would not expect this divergence in returns to continue very much longer.


* The S&P SmallCap 600 is an unmanaged, capitalization-weighted index of 600 common stocks. It is designed to provide a measure of overall small capitalization company performance, and includes common stocks of companies from a variety of economic sectors. Investment cannot be made in an index. Standard & Poor's,(R)" "S&P,(R)" and "S&P SmallCap 600(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been authorized for use by Independence One Small Cap Fund. The Fund is not sponsored, endorsed, sold or promoted by or affiliated with Standard & Poor's.

+ Beta analyzes the market risk of a fund by showing how responsive the Fund is to the market. The beta of the market is 1.00. Accordingly, a fund with a 1.10 beta is expected to perform 10% better than the market in up markets and 10% worse in down markets. Usually the higher betas represent riskier investments.


INDEPENDENCE ONE SMALL CAP FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
 ---------- ------------------------------------------   -----------
 COMMON STOCKS--91.1%
 -----------------------------------------------------
            BASIC INDUSTRY--6.0%
            ------------------------------------------
      2,079 AMCOL International Corp.                    $    21,050
            ------------------------------------------
      2,685 Aptargroup, Inc.                                  71,824
            ------------------------------------------
      1,894 Caraustar Industries, Inc.                        44,983
            ------------------------------------------
      1,631 Coeur d'Alene Mines Corp.                          9,174
            ------------------------------------------
      2,654 Corn Products International, Inc.                 75,639
            ------------------------------------------
      2,601 Dekalb Genetics Corp., Class B                   238,317
            ------------------------------------------
      2,855 Delta & Pine Land Co.                             95,286
            ------------------------------------------
      4,105 (a)Hecla Mining Co.                               18,472
            ------------------------------------------
      1,267 Imco Recycling, Inc.                              17,500
            ------------------------------------------
        796 Lone Star Industries, Inc.                        56,068
            ------------------------------------------
      1,951 MacDermid, Inc.                                   71,455
            ------------------------------------------
        873 Republic Group, Inc.                              12,931
            ------------------------------------------
      1,399 (a)WHX Corp.                                      16,613
            ------------------------------------------   -----------
            Total                                            749,312
            ------------------------------------------   -----------
            CONSUMER DURABLES--4.8%
            ------------------------------------------
        974 Bassett Furniture Industries, Inc.                22,158
            ------------------------------------------
      3,578 (a)Champion Enterprises, Inc.                     71,113
            ------------------------------------------
      4,143 D. R. Horton, Inc.                                65,770
            ------------------------------------------
        845 Dixie Group, Inc.                                  4,859
            ------------------------------------------
      2,143 Ethan Allen Interiors, Inc.                       73,666
            ------------------------------------------
      3,902 (a)Mohawk Industries, Inc.                       117,792
            ------------------------------------------
      3,476 Oakwood Homes Corp.                               54,747
            ------------------------------------------
      1,931 Polaris Industries Partners, L.P., Class A        66,378
            ------------------------------------------
      1,093 Ryland Group, Inc.                                27,188
            ------------------------------------------
      1,758 Smith (A.O.) Corp.                                35,929
            ------------------------------------------


INDEPENDENCE ONE SMALL CAP FUND
--------------------------------------------------------------------------------

   SHARES                                               VALUE
 ---------- --------------------------------------   -----------
 COMMON STOCKS--CONTINUED
 -------------------------------------------------
            CONSUMER DURABLES--CONTINUED
            --------------------------------------
      2,756 (a)Toll Brothers, Inc.                   $    63,905
            --------------------------------------   -----------
            Total                                        603,505
            --------------------------------------   -----------
            CONSUMER NON-DURABLES--2.8%
            --------------------------------------
      1,098 (a)Ashworth Inc.                               7,000
            --------------------------------------
      2,743 (a)Buckeye Technologies, Inc.                 54,860
            --------------------------------------
      1,415 ChemFirst, Inc.                               27,416
            --------------------------------------
      3,198 Earthgrains Co.                               95,940
            --------------------------------------
      1,223 (a)Gibson Greetings, Inc.                     12,765
            --------------------------------------
      2,774 (a)Nautica Enterprise, Inc.                   57,387
            --------------------------------------
      2,796 (a)Smithfield Foods, Inc.                     54,872
            --------------------------------------
      3,261 Wolverine World Wide, Inc.                    42,597
            --------------------------------------   -----------
            Total                                        352,837
            --------------------------------------   -----------
            ENERGY MINERALS--3.0%
            --------------------------------------
      2,363 (a)Barrett Resources                          55,678
            --------------------------------------
      3,348 Cross Timbers Oil Co.                         48,127
            --------------------------------------
      2,408 Devon Energy Corp.                            81,571
            --------------------------------------
      2,696 (a)Newfield Exploration Co.                   65,547
            --------------------------------------
      1,628 (a)Offshore Logistics, Inc.                   24,471
            --------------------------------------
      2,987 Pogo Producing Co.                            44,805
            --------------------------------------
        819 St. Mary Land & Exploration Co.               17,199
            --------------------------------------
      3,383 (a)Tuboscope Vetco International Corp.        41,865
            --------------------------------------   -----------
            Total                                        379,263
            --------------------------------------   -----------
            FINANCE--20.3%
            --------------------------------------
      3,210 American Bankers Insurance Group, Inc.       143,447
            --------------------------------------
      4,553 (a)Americredit Corp.                          60,896
            --------------------------------------
      3,298 (a)Amresco, Inc.                              22,880
            --------------------------------------
      4,053 Astoria Financial Corp.                      174,279
            --------------------------------------
      1,691 CMAC Investment Corp.                         70,811
            --------------------------------------


INDEPENDENCE ONE SMALL CAP FUND
--------------------------------------------------------------------------------

   SHARES                                               VALUE
 ---------- --------------------------------------   -----------
 COMMON STOCKS--CONTINUED
 -------------------------------------------------
            FINANCE--CONTINUED
            --------------------------------------
      1,977 Centura Banks, Inc.                      $   136,413
            --------------------------------------
      4,365 Commercial Federal Corp.                      99,031
            --------------------------------------
      2,094 Downey Financial Corp.                        49,078
            --------------------------------------
      4,089 (a)E*Trade Group, Inc.                        73,602
            --------------------------------------
      2,676 Eaton Vance Corp.                             59,875
            --------------------------------------
      2,784 Enhance Financial Services Group, Inc.        68,382
            --------------------------------------
      4,268 First American Financial Corp.               133,642
            --------------------------------------
      2,217 First Midwest Bancorp, Inc.                   90,897
            --------------------------------------
      2,220 Firstbank Corp.                               53,419
            --------------------------------------
      4,857 Firstmerit Corp.                             128,710
            --------------------------------------
      2,593 Fremont General Corp.                        128,029
            --------------------------------------
      2,794 Frontier Insurance Group, Inc.                45,572
            --------------------------------------
      3,224 Hubco, Inc.                                   87,046
            --------------------------------------
      3,827 Keystone Financial, Inc.                     111,940
            --------------------------------------
      4,128 Legg Mason, Inc.                             109,650
            --------------------------------------
      2,909 Mutual Risk Management Ltd.                   98,361
            --------------------------------------
      1,354 NAC Re Corp.                                  65,584
            --------------------------------------
      2,053 Orion Capital Corp.                           70,187
            --------------------------------------
      1,895 Pioneer Group, Inc.                           27,122
            --------------------------------------
      3,607 Raymond James Financial, Inc.                 82,736
            --------------------------------------
          1 Regions Financial Corp.                           33
            --------------------------------------
      2,283 Riggs National Corp.                          55,077
            --------------------------------------
      2,169 Selective Insurance Group, Inc.               39,720
            --------------------------------------
      1,533 (a)Silicon Valley Bancshares                  31,427
            --------------------------------------
      3,022 St. Paul Bancorp, Inc.                        62,140
            --------------------------------------
      3,160 UST Corp.                                     73,075
            --------------------------------------
          0 Union Planters Corp.*                              5
            --------------------------------------



INDEPENDENCE ONE SMALL CAP FUND
--------------------------------------------------------------------------------

   SHARES                                                    VALUE
 ---------- -------------------------------------------   -----------
 COMMON STOCKS--CONTINUED
 ------------------------------------------------------
            FINANCE--CONTINUED
            -------------------------------------------
      3,184 United Bankshares, Inc.                       $    85,172
            -------------------------------------------   -----------
            Total                                           2,538,238
            -------------------------------------------   -----------
            HEALTH CARE--10.6%
            -------------------------------------------
      1,756 (a)Access Health, Inc.                             62,996
            -------------------------------------------
      2,133 (a)Cephalon, Inc.                                  15,997
            -------------------------------------------
      2,440 (a)Cerner Corp.                                    54,595
            -------------------------------------------
        998 (a)Circon Corp.                                     9,231
            -------------------------------------------
      2,624 (a)Genesis Health Ventures, Inc.                   35,424
            -------------------------------------------
      2,876 (a)IDEXX Laboratories, Inc.                        65,609
            -------------------------------------------
      1,986 (a)Incyte Pharmaceuticals, Inc.                    60,573
            -------------------------------------------
      4,027 Integrated Health Services, Inc.                   65,187
            -------------------------------------------
      2,233 Invacare Corp.                                     50,242
            -------------------------------------------
      2,139 Jones Pharma, Inc.                                 69,116
            -------------------------------------------
      2,355 (a)Magellan Health Services, Inc.                  21,342
            -------------------------------------------
      1,979 (a)Medimmune, Inc.                                133,088
            -------------------------------------------
      1,847 Mentor Corp.                                       31,399
            -------------------------------------------
      2,399 (a)North American Vaccine, Inc.                    36,285
            -------------------------------------------
      1,600 (a)Noven Pharmaceuticals, Inc.                      6,500
            -------------------------------------------
      3,548 (a)Orthodontic Centers of America, Inc.            67,190
            -------------------------------------------
      1,831 (a)Parexel International Corp.                     40,396
            -------------------------------------------
      2,479 (a)Patterson Dental Co.                           102,259
            -------------------------------------------
      2,968 (a)Renal Care Group, Inc.                          86,443
            -------------------------------------------
      4,054 (a)Safeskin Corp.                                  89,695
            -------------------------------------------
      2,061 (a)Sierra Health Services, Inc.                    48,047
            -------------------------------------------
      2,436 (a)Universal Health Services, Inc., Class B       124,997
            -------------------------------------------
      1,886 (a)Vertex Pharmaceuticals, Inc.                    49,743
            -------------------------------------------   -----------
            Total                                           1,326,354
            -------------------------------------------   -----------


INDEPENDENCE ONE SMALL CAP FUND
--------------------------------------------------------------------------------

   SHARES                                               VALUE
 ---------- --------------------------------------   -----------
 COMMON STOCKS--CONTINUED
 -------------------------------------------------
            PRODUCER MANUFACTURING--6.0%
            --------------------------------------
      3,324 (a)Anixter International, Inc.           $    51,314
            --------------------------------------
      2,869 Applied Power, Inc., Class A                  79,077
            --------------------------------------
      2,772 Baldor Electric Co.                           58,212
            --------------------------------------
      1,924 Belden, Inc.                                  28,018
            --------------------------------------
      2,797 Blount International, Inc., Class A           61,359
            --------------------------------------
      2,244 (a)Cable Design Technologies, Class A         37,026
            --------------------------------------
      1,661 Graco, Inc.                                   43,809
            --------------------------------------
      3,905 Interface, Inc.                               48,080
            --------------------------------------
      1,906 Intermet Corp.                                30,972
            --------------------------------------
      1,253 Kuhlman Corp.                                 33,205
            --------------------------------------
      2,653 (a)Mueller Industries, Inc.                   59,693
            --------------------------------------
        502 (a)Nashua Corp.                                7,687
            --------------------------------------
      1,351 (a)Oak Industries, Inc.                       36,561
            --------------------------------------
        825 Robbins & Myers, Inc.                         19,491
            --------------------------------------
      2,330 Roper Industries, Inc.                        41,503
            --------------------------------------
        948 (a)SPS Technologies, Inc.                     46,926
            --------------------------------------
      1,379 (a)Scott Technologies, Inc.                   19,306
            --------------------------------------
        936 Spartan Motors, Inc.                           6,026
            --------------------------------------
      2,279 (a)Triarc Companies, Inc., Class A            35,609
            --------------------------------------   -----------
            Total                                        743,874
            --------------------------------------   -----------
            RETAIL TRADE--7.1%
            --------------------------------------
      1,910 (a)Ann Taylor Stores Corp.                    55,390
            --------------------------------------
      1,039 Baker (J.), Inc.                               5,714
            --------------------------------------
        544 (a)Damark International, Inc., Class A         3,196
            --------------------------------------
      1,237 (a)Discount Auto Parts, Inc.                  29,843
            --------------------------------------
      2,166 (a)Eagle Hardware & Garden, Inc.              50,359
            --------------------------------------
      1,564 (a)Filenes Basement Corp.                      2,981
            --------------------------------------


INDEPENDENCE ONE SMALL CAP FUND
--------------------------------------------------------------------------------

   SHARES                                             VALUE
 ---------- ------------------------------------   -----------
 COMMON STOCKS--CONTINUED
 -----------------------------------------------
            RETAIL TRADE--CONTINUED
            ------------------------------------
      1,828 (a)Footstar, Inc.                      $    47,756
            ------------------------------------
      1,560 Hancock Fabrics, Inc.                       13,552
            ------------------------------------
      2,247 (a) Just For Feet, Inc.                     38,059
            ------------------------------------
      2,903 (a)Linens 'N Things, Inc.                   89,812
            ------------------------------------
      2,477 (a)Mens Wearhouse, Inc.                     60,067
            ------------------------------------
      2,204 (a)Michaels Stores, Inc.                    44,080
            ------------------------------------
      7,342 Pier 1 Imports, Inc.                        67,909
            ------------------------------------
      1,773 Regis Corp. Minnesota                       54,409
            ------------------------------------
      1,941 Shopko Stores, Inc.                         60,778
            ------------------------------------
      1,964 (a)Whole Foods Market, Inc.                 78,683
            ------------------------------------
      4,139 (a)Williams-Sonoma, Inc.                   112,788
            ------------------------------------
      2,712 (a)Zale Corp.                               64,241
            ------------------------------------   -----------
            Total                                      879,617
            ------------------------------------   -----------
            SERVICES--8.7%
            ------------------------------------
      2,257 Applebee's International, Inc.              45,986
            ------------------------------------
        892 (a)Au Bon Pain Co., Inc., Class A            5,798
            ------------------------------------
      1,362 (a)CEC Entertainment, Inc.                  38,476
            ------------------------------------
      3,478 CKE Restaurants, Inc.                       91,515
            ------------------------------------
      2,196 Central Parking Corp.                       92,095
            ------------------------------------
      5,162 (a)DeVRY, Inc.                             113,564
            ------------------------------------
      2,915 (a)Foodmaker, Inc.                          46,093
            ------------------------------------
      2,066 (a)HA-LO Industries, Inc.                   58,364
            ------------------------------------
      1,958 (a)Hollywood Park, Inc.                     18,723
            ------------------------------------
      3,499 (a)Interim Services, Inc.                   74,354
            ------------------------------------
      2,260 (a)Landrys Seafood Restaurants, Inc.        18,928
            ------------------------------------
      1,684 (a)Primark Corp.                            45,468
            ------------------------------------
      3,550 Richfood Holdings, Inc.                     63,013
            ------------------------------------

INDEPENDENCE ONE SMALL CAP FUND
--------------------------------------------------------------------------------

   SHARES                                            VALUE
 ---------- -----------------------------------   -----------
 COMMON STOCKS--CONTINUED
 ----------------------------------------------
            SERVICES--CONTINUED
            -----------------------------------
      1,417 (a)Sonic Corp.                        $    26,923
            -----------------------------------
      1,722 TCBY Enterprises, Inc.                     12,162
            -----------------------------------
      1,062 (a)Taco Cabana, Inc., Class A               6,704
            -----------------------------------
      3,330 True North Communications, Inc.            78,671
            -----------------------------------
      2,879 (a)Valassis Communication, Inc.           114,800
            -----------------------------------
      2,351 (a)Westwood One, Inc.                      42,318
            -----------------------------------
      2,867 (a)World Color Press                       87,085
            -----------------------------------   -----------
            Total                                   1,081,040
            -----------------------------------   -----------
            TECHNOLOGY--15.6%
            -----------------------------------
      2,064 AAR Corp.                                  47,730
            -----------------------------------
      5,468 (a)Acxiom Corp.                           137,383
            -----------------------------------
      3,163 (a)American Management System, Inc.        97,065
            -----------------------------------
      3,754 (a)Aspect Telecommunications Corp.         56,779
            -----------------------------------
      1,902 (a)Auspex Systems, Inc.                     5,349
            -----------------------------------
        696 (a)Bell Industries, Inc.                    6,917
            -----------------------------------
      1,985 (a)Bisys Group, Inc.                       86,844
            -----------------------------------
      2,102 (a)Boole & Babbage, Inc.                   55,966
            -----------------------------------
      2,734 (a)Burr Brown Corp.                        50,750
            -----------------------------------
      1,207 (a)California Microwave                     9,279
            -----------------------------------
      3,995 (a)Ciber, Inc.                             78,402
            -----------------------------------
      2,085 Dallas Semiconductor Corp.                 77,145
            -----------------------------------
      1,038 (a)Digi International, Inc.                15,570
            -----------------------------------
      2,348 (a)Filenet Corp.                           21,719
            -----------------------------------
      1,692 Gerber Scientific, Inc.                    38,281
            -----------------------------------
      1,912 (a)HNC Software                            64,291
            -----------------------------------
      3,140 (a)Harbinger Corp.                         20,802
            -----------------------------------
      1,473 (a)Hutchinson Technology, Inc.             28,631
            -----------------------------------


INDEPENDENCE ONE SMALL CAP FUND
--------------------------------------------------------------------------------

   SHARES                                                  VALUE
 ---------- -----------------------------------------   -----------
 COMMON STOCKS--CONTINUED
 ----------------------------------------------------
            TECHNOLOGY--CONTINUED
            -----------------------------------------
      1,100 Innovex, Inc.                               $    15,400
            -----------------------------------------
      1,032 (a)Intervoice, Inc.                              29,412
            -----------------------------------------
      1,238 (a)Marshall Industries                           35,593
            -----------------------------------------
      2,320 National Computer Systems, Inc.                  64,960
            -----------------------------------------
      2,520 National Data Corp.                              85,365
            -----------------------------------------
      2,540 (a)Novellus Systems, Inc.                        98,584
            -----------------------------------------
      2,733 (a)Orbital Sciences Corp.                        90,189
            -----------------------------------------
      3,629 (a)Read-Rite Corp.                               39,012
            -----------------------------------------
      3,810 (a)S3, Inc.                                      12,025
            -----------------------------------------
      3,137 (a)Sanmina Corp.                                128,617
            -----------------------------------------
      2,953 (a)Technology Solutions Corp.                    35,436
            -----------------------------------------
      1,199 Telxon Corp.                                     24,580
            -----------------------------------------
        591 (a)Three-Five Systems, Inc.                       5,171
            -----------------------------------------
      1,698 (a)Trimble Navigation Ltd.                       13,584
            -----------------------------------------
      2,348 (a)Unitrode Corp.                                29,497
            -----------------------------------------
      3,462 (a)VLSI Technology, Inc.                         33,322
            -----------------------------------------
      5,455 (a)Vitesse Semiconductor Corp.                  175,924
            -----------------------------------------
      3,812 (a)Whitmann-Hart, Inc.                           75,764
            -----------------------------------------
      3,235 (a)Xylan Corp.                                   51,760
            -----------------------------------------   -----------
            Total                                         1,943,098
            -----------------------------------------   -----------
            TRANSPORTATION--3.4%
            -----------------------------------------
      2,579 Air Express International Corp.                  54,159
            -----------------------------------------
      4,947 Comair Holdings, Inc.                           162,633
            -----------------------------------------
      1,834 Expeditors International Washington, Inc.        62,127
            -----------------------------------------
      2,670 (a)Fritz Companies, Inc.                         23,696
            -----------------------------------------
      2,235 (a)Heartland Express, Inc.                       40,230
            -----------------------------------------
        913 (a)M.S. Carriers, Inc.                           19,630
            -----------------------------------------
      2,113 (a)Mesa Air Group, Inc.                          10,697
            -----------------------------------------


INDEPENDENCE ONE SMALL CAP FUND
-------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
   AMOUNT                                                           VALUE
 ---------- --------------------------------------------------   -----------
 COMMON STOCKS--CONTINUED
 -------------------------------------------------------------
            TRANSPORTATION--CONTINUED
            --------------------------------------------------
      1,954 USFreightways Corp.                                  $    48,972
            --------------------------------------------------   -----------
            Total                                                    422,144
            --------------------------------------------------   -----------
            UTILITIES--2.8%
            --------------------------------------------------
      2,254 Atmos Energy Corp.                                        66,916
            --------------------------------------------------
      2,273 Piedmont Natural Gas, Inc.                                78,987
            --------------------------------------------------
      2,305 Sierra Pacific Resources                                  83,988
            --------------------------------------------------
      2,247 Southwest Gas Corp.                                       53,226
            --------------------------------------------------
      2,781 WICOR, Inc.                                               67,787
            --------------------------------------------------   -----------
            Total                                                    350,904
            --------------------------------------------------   -----------
            TOTAL COMMON STOCKS (IDENTIFIED COST $12,423,767)     11,370,186
            --------------------------------------------------   -----------
 MUTUAL FUND--0.6%
 -------------------------------------------------------------
     74,979 Independence One Prime Money Market Fund (at net
            asset value)                                              74,979
            --------------------------------------------------   -----------
 (B) REPURCHASE AGREEMENT--18.8%
 -------------------------------------------------------------
 $2,349,000 First Chicago Capital Markets, Inc., 5.30%, dated
            10/30/1998, due 11/2/1998                              2,349,000
            --------------------------------------------------   -----------
            TOTAL INVESTMENTS (IDENTIFIED COST $14,847,746)(C)   $13,794,165
            --------------------------------------------------   -----------

*  Represents holdings of less than one share.

(a) Non-income producing security.

(b) The  repurchase   agreement  is  fully   collateralized   by  U.S.  Treasury
    obligations based on market prices at the date of the portfolio.

(c) The cost of investments for federal tax purposes amounts to $14,847,746. The net unrealized depreciation of investments on a federal tax basis amounts to $1,053,581 which is comprised of $294,770 appreciation and $1,348,351 depreciation at October 31, 1998.

Note: The categories of investments are shown as a percentage of net assets
      ($12,487,614) at October 31, 1998.

(See Notes which are an integral part of the Financial Statements)



INDEPENDENCE ONE SMALL CAP FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
------------------------------------
Investments in repurchase agreements  $ 2,349,000
------------------------------------
Investments in securities              11,445,165
------------------------------------  -----------
Total investments in securities, at value
(identified and tax cost $14,847,746)             $13,794,165
-------------------------------------------------
Cash                                                   30,159
-------------------------------------------------
Income receivable                                       4,303
------------------------------------------------- -----------
  Total assets                                     13,828,627
-------------------------------------------------
LIABILITIES:
------------------------------------
Payable for investments purchased       1,301,364
------------------------------------
Payable for shares redeemed                27,457
------------------------------------
Accrued expenses                           12,192
------------------------------------  -----------
  Total liabilities                                 1,341,013
------------------------------------------------- -----------
Net Assets for 1,439,815 shares outstanding       $12,487,614
------------------------------------------------- -----------
NET ASSETS CONSIST OF:
-------------------------------------------------
Paid in capital                                   $13,534,967
-------------------------------------------------
Net unrealized depreciation of investments         (1,053,581)
-------------------------------------------------
Accumulated net realized gain on investments            3,069
-------------------------------------------------
Undistributed net investment income                     3,159
------------------------------------------------- -----------
  Total Net Assets                                $12,487,614
------------------------------------------------- -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PROCEEDS PER SHARE:
-------------------------------------------------
$12,487,614/1,439,815 shares outstanding                $8.67
------------------------------------------------- -----------

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE SMALL CAP FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-------------------------------------------------------------
Dividends (net of foreign taxes withheld of $13)               $    15,849
-------------------------------------------------------------
Interest                                                            22,495
-------------------------------------------------------------  -----------
 Total income                                                       38,344
-------------------------------------------------------------
EXPENSES:
----------------------------------------------------
Investment advisory fee                               $13,863
----------------------------------------------------
Administrative personnel and services fee               7,050
----------------------------------------------------
Custodian fees                                          4,935
----------------------------------------------------
Transfer and dividend disbursing agent fees and
expenses                                                8,207
----------------------------------------------------
Directors'/Trustees' fees                                 887
----------------------------------------------------
Auditing fees                                           2,967
----------------------------------------------------
Legal fees                                              1,497
----------------------------------------------------
Portfolio accounting fees                              13,170
----------------------------------------------------
Share registration costs                                6,433
----------------------------------------------------
Printing and postage                                    1,802
----------------------------------------------------
Insurance premiums                                        832
----------------------------------------------------
Miscellaneous                                           1,192
----------------------------------------------------  -------
 Total expenses                                        62,835
----------------------------------------------------
Waivers--
-------------------------------------------
 Waiver of investment advisory fee          $(13,863)
-------------------------------------------
 Waiver of administrative personnel and
  services fee                                (7,050)
-------------------------------------------
 Waiver of custodian fees                     (4,935)
-------------------------------------------
 Waiver of transfer and dividend disbursing
  agent fees and expenses                     (1,802)
------------------------------------------- --------
 Total waivers                                        (27,650)
----------------------------------------------------  -------
   Net expenses                                                     35,185
-------------------------------------------------------------  -----------
     Net investment income                                           3,159
-------------------------------------------------------------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-------------------------------------------------------------
Net realized gain on investments                                     3,069
-------------------------------------------------------------
Net change in unrealized depreciation of investments            (1,053,581)
-------------------------------------------------------------  -----------
 Net realized and unrealized loss on investments                (1,050,512)
-------------------------------------------------------------  -----------
   Change in net assets resulting from operations              $(1,047,353)
-------------------------------------------------------------  -----------

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE SMALL CAP FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            SIX MONTHS ENDED
                                                               (UNAUDITED)
                                                           OCTOBER 31, 1998(A)
                                                           -------------------
INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------------------
OPERATIONS--
---------------------------------------------------------
Net investment income                                          $     3,159
---------------------------------------------------------
Net realized gain on investments ($3,069, as computed for
federal tax purposes)                                                3,069
---------------------------------------------------------
Net change in unrealized depreciation                           (1,053,581)
---------------------------------------------------------      -----------
  Change in net assets resulting from operations                (1,047,353)
---------------------------------------------------------      -----------
SHARE TRANSACTIONS--
---------------------------------------------------------
Proceeds from sale of shares                                    13,632,913
---------------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                                       --
---------------------------------------------------------
Cost of shares redeemed                                            (97,946)
---------------------------------------------------------      -----------
  Change in net assets resulting from share transactions        13,534,967
---------------------------------------------------------      -----------
    Change in net assets                                        12,487,614
---------------------------------------------------------
NET ASSETS:
---------------------------------------------------------
Beginning of period                                                     --
---------------------------------------------------------      -----------
End of period (including undistributed net investment
income of $3,159)                                              $12,487,614
---------------------------------------------------------      -----------

(a) For the period from June 16, 1998 (date of initial public investment) to October 31, 1998.

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE SMALL CAP FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                  PERIOD ENDED
                               OCTOBER 31, 1998(A)
                                                        -------------------
                                   (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD                           $10.00
-------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS                                0.00**
-------------------------------------------------------
 Net investment income                                             --
-------------------------------------------------------
 Net realized and unrealized gain (loss) on investments         (1.33)
-------------------------------------------------------       -------
 Total from investment operations                               (1.33)
-------------------------------------------------------       -------
NET ASSET VALUE, END OF PERIOD                                 $ 8.67
-------------------------------------------------------       -------
TOTAL RETURN (B)                                               (13.30%)
-------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------
 Expenses                                                        1.27%*
-------------------------------------------------------
 Net investment income                                           0.11%*
-------------------------------------------------------
 Expense waiver (c)                                              1.00%*
-------------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------------
 Net assets, end of period (000 omitted)                      $12,488
-------------------------------------------------------
 Portfolio turnover                                                 4%
-------------------------------------------------------

*  Computed on an annualized basis.

** Amount represents per share less than $.01.

(a) Reflects operations for the period from June 16, 1998 (date of initial public investment) to October 31, 1998.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE SMALL CAP FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1998 (UNAUDITED)
-------------------------------------------------------------------------------

(1) ORGANIZATION

Independence One Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Independence One Small Cap Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The investment objective of the Fund is total return. The Fund will pursue this objective by attempting to provide investment results that correspond to or exceed the aggregate price and dividend performance of the Standard & Poor's SmallCap 600 Index (the "S&P SmallCap 600") by investing primarily in a representative sample of the common stocks comprising the S&P SmallCap 600. The Fund is neither affiliated with nor sponsored by Standard & Poor's ("S&P").

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS--Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

  REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.


INDEPENDENCE ONE SMALL CAP FUND
-------------------------------------------------------------------------------

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

  FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                                             PERIOD ENDED
                                   (UNAUDITED)
                                                           OCTOBER 31, 1998
---------------------------------------------------------  ----------------
Shares sold                                                   1,451,075
---------------------------------------------------------
Shares issued to shareholders in payment of distributions
declared                                                             --
---------------------------------------------------------
Shares redeemed                                                 (11,260)
---------------------------------------------------------     ---------
Net change resulting from share transactions                  1,439,815
---------------------------------------------------------     ---------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  INVESTMENT ADVISORY FEE--Michigan National Bank, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.


INDEPENDENCE ONE SMALL CAP FUND
-------------------------------------------------------------------------------

  Under the terms of a sub-advisory agreement between the Adviser and Sosnoff Sheridan Corporation, Sosnoff Sheridan Corporation receives an annual fee from the Adviser equal to 0.05% of the Fund's average daily net assets. Sosnoff Sheridan Group may voluntarily choose to reduce its compensation.

  ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period. FAS may voluntarily choose to waive a portion of its fee.

  TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

  PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

  CUSTODIAN FEES--Michigan National Bank is the Fund's custodian. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

  GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended October 31, 1998, were as follows:

---------
Purchases  $13,621,500
---------  -----------
Sales      $ 1,200,802
---------  -----------

(6) YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.


TRUSTEES                              OFFICERS
--------------------------------------------------------------------------------

Robert E. Baker                       Edward C. Gonzales
                                       President and Treasurer

Harold Berry                          Jeffrey W. Sterling
                                       Vice President and Assistant Treasurer
Nathan Forbes

                                      Jay S. Neuman
Harry J. Nederlander                   Secretary

                                      Timothy S. Johnson
Thomas S. Wilson                       Assistant Secretary
                                      C. Grant Anderson
                                       Assistant Secretary




Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U. S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the funds' prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.